UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—108.0%
New Jersey—76.2%
$1,000,000	Atlantic City, NJ GO1	5.000%		03/01/2037	$1,107,450
1,250,000	Atlantic City, NJ GO1	5.000		03/01/2042	1,369,425
1,000,000	Atlantic County, NJ Improvement Authority (Stockton University)[1]	5.000		07/01/2034	1,120,750
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2033	1,073,030
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2034	1,068,710
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2035	1,067,100
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2031	2,141,780
1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250		01/01/2024	1,703,461
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2039	3,183,840
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2044	3,184,500
420,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000		01/01/2025	424,885
760,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250		01/01/2022	774,174
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000		11/01/2028	1,082,870
130,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125		04/01/2029	130,447
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250		11/01/2030	263,000
140,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation	3.565	[2]	11/01/2026	106,631
310,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation[1]	5.750		11/01/2028	366,277
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000		01/01/2040	1,062,900
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500		06/01/2041	2,893,817
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500		09/01/2030	20,056
5,000	Neptune City, NJ Hsg. Authority[1]	6.000		04/01/2019	5,011
445,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2027	486,358
605,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2029	660,194
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2042	1,138,110
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2047	1,135,530
3,000,000	Newark, NJ GO1	5.000		07/15/2029	3,124,920
430,000	Newark, NJ GO1	5.000		07/15/2029	446,559
390,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000		01/01/2032	446,086
2,000,000	Newark, NJ Hsg. Authority (Secured Police Facility)[1]	5.000		12/01/2038	2,225,360
600,000	NJ Building Authority[1]	5.000		06/15/2028	677,580
300,000	NJ Building Authority[1]	5.000		06/15/2029	338,106
2,095,000	NJ EDA[1]	5.000		06/15/2028	2,237,711
750,000	NJ EDA[1]	5.000		06/15/2029	799,898

1      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$3,000,000	NJ EDA[1]	5.000%		06/15/2035	$3,165,120
3,000,000	NJ EDA[1]	5.000		06/15/2036	3,163,230
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,103,565
85,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	85,225
2,820,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	2,813,260
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	87,134
3,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2033	3,342,570
160,000	NJ EDA (Municipal Rehabilitation)[1]	5.000		04/01/2028	160,344
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	5,614,834
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,540,226
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	800,480
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,400,728
1,000,000	NJ EDA (North Star Academy Charter School of Newark)[1]	5.000		07/15/2047	1,067,560
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000		07/01/2037	535,900
1,000,000	NJ EDA (Provident Group-Montclair Properties)[1]	5.000		06/01/2042	1,099,460
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,051,410
50,000	NJ EDA (St. Barnabas Medical Center)	6.743	[2]	07/01/2018	49,846
65,000	NJ EDA (St. Barnabas Medical Center)	6.827	[2]	07/01/2021	60,501
25,000	NJ EDA (St. Barnabas Medical Center)	7.147	[2]	07/01/2020	23,854
3,000,000	NJ EDA (State Government Buildings)[1]	5.000		06/15/2047	3,183,300
20,000	NJ EDA (State Office Buildings)[1]	5.000		06/15/2020	20,043
3,200,000	NJ EDA (Team Academy Charter School)[1]	6.000		10/01/2043	3,521,728
10,650,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375		01/01/2043	11,621,600
1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000		06/15/2037	1,551,780
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125		06/15/2043	1,296,138
125,000	NJ Educational Facilities Authority (Drew University)[1]	5.250		07/01/2019	129,794
1,590,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	1,668,562
1,485,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2035	1,548,098
1,640,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2036	1,705,928
5,000	NJ Educational Facilities Authority (Public Library)[1]	5.000		09/01/2022	5,013
185,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2035	199,214
300,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2036	322,335
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2037	1,035,500
2,250,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2047	2,385,630
2,025,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000		07/01/2041	2,170,577

2      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$2,000,000	NJ Educational Facilities Authority (William Patterson University)[1]	5.000%	07/01/2047	$2,230,040
5,000,000	NJ GO3	5.000	06/01/2028	5,772,413
5,000,000	NJ GO3	5.000	06/01/2028	5,612,063
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000	07/01/2044	3,233,610
5,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	5,425,187
2,000,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.000	10/01/2038	2,131,920
230,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	233,261
65,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	65,949
500,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC Obligated Group)[1]	5.000	07/01/2036	535,945
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)[1]	5.000	08/15/2034	2,117,349
2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2046	2,187,220
125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750	07/01/2033	130,495
1,905,000	NJ Higher Education Assistance Authority[1]	5.500	12/01/2025	2,040,731
55,000	NJ Higher Education Assistance Authority[1]	5.750	12/01/2029	58,937
8,905,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125	06/01/2030	8,926,016
2,825,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	4.625	10/01/2027	2,823,071
185,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	5.000	10/01/1937	186,950
2,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2037	2,208,200
4,400,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2046	4,627,568
6,350,000	NJ Tobacco Settlement Financing Corp.[1]	5.250	06/01/2046	7,069,328
50,000	NJ Transportation Trust Fund Authority[1]	5.000	12/15/2025	50,104
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	250,770
305,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	305,924
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,687,335
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,219,150
4,518,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	4,928,460
850,000	NJ Turnpike Authority[1]	5.000	01/01/2040	964,929
20,000	Passaic County, NJ Improvement Authority (Paterson Parking Deck)[1]	4.100	04/15/2019	20,018
5,380,000	Rutgers State University NJ3	5.000	05/01/1930	5,950,280
4,000,000	Rutgers State University NJ3	5.000	05/01/1938	4,403,970
6,330,000	Rutgers State University NJ3	5.000	05/01/2029	7,015,703
1,350,000	South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000	01/01/2039	1,437,359
3,650,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2039	3,963,499
55,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000	03/01/2028	55,126

3      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$40,000	West Milford Township, NJ (Municipal Utilities Authority)[1]	5.375%		08/01/2031	$40,131
					196,306,024
New York—7.6%
2,689,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,823,262
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	9,118,642
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,358,825
1,305,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	1,365,069
850,000	Port Authority NY/NJ, 206th Series[1]	5.000		11/15/2037	958,485
					19,624,283
U.S. Possessions—24.2%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	10,223
125,000	Guam Power Authority, Series A1	5.000		10/01/2024	135,810
250,000	Guam Power Authority, Series A1	5.000		10/01/2030	271,015
1,965,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,852,012
19,195,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	18,428,544
2,150,000	Puerto Rico Commonwealth GO4	5.250		07/01/2037	964,812
5,000,000	Puerto Rico Commonwealth GO4	6.000		07/01/2029	2,168,750
3,000,000	Puerto Rico Commonwealth GO4	6.500		07/01/2040	1,301,250
168,096	Puerto Rico Electric Power Authority[4]	10.000		07/01/2019	69,340
168,097	Puerto Rico Electric Power Authority[4]	10.000		07/01/2019	69,340
165,099	Puerto Rico Electric Power Authority[4]	10.000		01/01/2021	68,103
165,099	Puerto Rico Electric Power Authority[4]	10.000		07/01/2021	68,103
55,033	Puerto Rico Electric Power Authority[4]	10.000		01/01/2022	22,632
55,033	Puerto Rico Electric Power Authority[4]	10.000		07/01/2022	22,632
1,700,000	Puerto Rico Electric Power Authority, Series A4	5.000		07/01/2029	692,750
45,000	Puerto Rico Electric Power Authority, Series A4	5.050		07/01/2042	18,338
3,000,000	Puerto Rico Electric Power Authority, Series A4	7.000		07/01/2043	1,222,500
5,000,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2030	2,037,500
550,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250		07/01/2031	224,125
50,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000		07/01/2021	20,375
90,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000		07/01/2025	36,675
45,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000		07/01/2020	45,044
100,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2023	40,750
80,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2037	32,600
750,000	Puerto Rico Highway & Transportation Authority, FGIC[5]	5.750		07/01/2020	600,000
575,000	Puerto Rico Infrastructure[4]	5.000		07/01/2027	47,869
4,750,000	Puerto Rico Infrastructure[4]	5.000		07/01/2037	395,437
2,610,000	Puerto Rico Infrastructure[6]	5.000		07/01/2041	217,282
975,000	Puerto Rico Infrastructure, AMBAC	6.995	[2]	07/01/2035	369,749
3,000,000	Puerto Rico Infrastructure, FGIC[5]	7.046	[2]	07/01/2042	641,010

4      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$400,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500%		10/01/2037	$81,000
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	93,500
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	802,125
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	89,250
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	86,750
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	157,938
1,000,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000		08/01/2032	946,810
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250		08/01/2020	2,016,680
305,000	Puerto Rico Public Buildings Authority[4]	5.250		07/01/2033	139,538
5,000,000	Puerto Rico Public Buildings Authority[6]	5.250		07/01/2042	2,212,500
1,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000		07/01/2028	1,001,660
5,235,000	Puerto Rico Public Finance Corp., Series B4	6.000		08/01/2026	143,963
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.375		08/01/2039	1,497,438
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500		08/01/2021	771,875
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500		08/01/2022	1,497,438
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500		08/01/2042	3,376,181
16,675,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.807	[2]	08/01/2041	4,143,404
325,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.375		08/01/2039	100,344
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.500		08/01/2044	2,099,500
12,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	7,830,000
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.497	[2]	05/15/2035	310,717
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.622	[2]	05/15/2035	792,329
					62,285,510
Total Investments, at Value (Cost $314,498,612)—108.0%					278,215,817
Net Other Assets (Liabilities)—(8.0)					(20,611,508)
Net Assets—100.0%					$257,604,309

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
EDA	Economic Devel. Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
SJH&MC	St. Joseph’s Health and Medical Center
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

6      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

7      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$196,306,024	$—	$196,306,024
New York	—	19,624,283	—	19,624,283
U.S. Possessions	—	62,285,510	—	62,285,510

Total Assets	$—	$278,215,817	$—	$278,215,817

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their

8      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as

9      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified

10      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $31,764,450 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $20,780,000 in short-term floating rate securities issued and

11      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-1 Trust	12.490%	6/1/27	$2,022,413
1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-2 Trust	12.490	6/1/28	1,862,063
1,415,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	6.850	10/1/27	1,415,071
95,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	7.480	10/1/37	94,950
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	13.040	5/1/29	2,270,703
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	13.056	5/1/30	1,915,280
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	13.056	5/1/38	1,403,970

				$ 10,984,450

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $20,780,000 at period end.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet

12      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$64,482,135
Market Value	$27,061,158
Market Value as % of Net Assets	10.50%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

13      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

14      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.4%
Pennsylvania—81.3%
$6,500,000	Allegheny County, PA GO1	5.000%	11/01/2041	$7,236,580
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	36,487
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	166,862
1,075,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,162,301
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,291,894
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,040,150
615,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2037	666,525
1,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2047	1,612,185
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,383,110
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,865,167
2,355,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,398,426
5,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	5,632
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,037,780
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,254,900
900,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	948,447
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)[1]	6.000	07/15/2038	1,560,180
820,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	821,747
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,227,082
530,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	530,493
330,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	346,391
12,450,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	12,222,787
1,590,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,620,544
1,230,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,255,682
1,595,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,628,383
375,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2037	407,644
500,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2042	540,355

1      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$600,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000%	05/15/2047	$646,062
13,400,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[2]	5.000	11/01/1947	14,627,027
6,500,000	Berks County, PA Municipal Authority (Tower Health)[2]	5.500	11/01/2031	6,824,721
6,500,000	Berks County, PA Municipal Authority (Tower Health)[2]	5.500	11/01/2031	6,847,509
3,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,375,600
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	1,977,937
560,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	561,086
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,762,517
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,083,323
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,327,820
2,000,000	Chester County, PA H&EFA (Main Line Health System)[1]	5.000	10/01/2052	2,208,380
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2035	1,060,450
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,069,500
1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,295,579
1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,370,666
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,572,349
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,673,740
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	266,997
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2031	1,140,510
775,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2032	880,353
3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	3,821,189
1,750,000	Delaware County, PA Authority (Elwyn/ElwynNJ/ElwynCA/Family Support Services Obligated Group)[1]	5.000	06/01/2037	1,891,277
75,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	75,184
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,179,778
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	284,774

2      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125%	10/01/2034	$1,017,560
650,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	661,746
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,222,163
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,543,147
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,466,811
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,305,488
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	884,903
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	1,067,330
1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,126,080
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,318,475
75,000	Erie, PA City School District[1]	5.250	03/01/2039	75,176
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000	05/01/2038	8,282,803
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375	05/01/2030	1,041,950
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500	05/01/2040	2,666,138
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500	03/15/2038	3,040,830
1,450,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000	09/01/2019	1,463,674
2,100,000	Lackawanna County, PA GO1	6.000	09/15/2032	2,205,252
436,444	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000	11/01/2018	438,085
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000	11/01/2023	3,608,352
2,747,774	Lehigh County, PA GPA (Kidspeace)[1,3]	0.000 [4]	02/01/2044	890,444
2,721,970	Lehigh County, PA GPA (Kidspeace)[3]	7.500	02/01/2044	436
3,484,140	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/ KCH/KMAKNC/KNCONM/IRSch Obligated Group)[1]	7.500	02/01/2044	3,549,293
1,525,000	Luzerne County, PA GO1	6.750	11/01/2023	1,625,254
500,000	Luzerne County, PA GO1	7.000	11/01/2026	534,700
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	5,451,500
3,115,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.500	12/01/2039	3,279,752
4,000,000	Montgomery County, PA HEHA (Thomas Jefferson University)[1,5]	5.000	09/01/2048	4,424,680

3      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$5,425,000	Montgomery County, PA IDA (ARLC/LVE/ATI/ASCS/AMS Obligated Group)[1]	5.000%	11/15/2036	$6,008,242
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500	12/01/2025	343,953
4,500,000	Northampton County, PA General Purpose Authority (Lafayette College)[1]	5.000	11/01/2047	5,072,400
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	3,063,689
2,250,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	10/01/2036	2,444,490
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000	07/01/2027	1,558,095
2,270,503	Northampton County, PA IDA (Northampton Generating)[3,6]	5.000	12/31/2023	681,151
14,826,610	Northampton County, PA IDA (Northampton Generating)[3,6]	5.000	12/31/2023	4,447,983
16,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	16,815,680
4,500,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	5,000,355
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	2,230,440
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,217,710
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,157,440
17,715,000	PA Geisinger Authority Health System[2]	5.000	02/15/1945	19,694,887
9,000,000	PA GO2	5.000	06/01/2022	9,893,220
115,000	PA GO1	5.000	06/01/2022	126,414
4,055,000	PA GO1	5.000	07/01/2022	4,463,501
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2027	1,255,968
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	512,418
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,236,160
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	3,020,010
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,281,506
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,790,255
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,347,437
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	829,320
2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,851,771
40,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	40,112
1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000	10/01/2035	1,453,788
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,280,710
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,657,440
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,975,190
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,558,385
1,000,000	PA HEFA (University Properties Student Hsg.)[1]	5.000	07/01/2031	1,074,780
1,000,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,056,760
1,000,000	PA HEFA (Widener University)[1]	5.000	07/15/2038	1,053,270
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,279,750

4      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000%	04/01/2027	$3,733,905
4,410,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2028	4,688,051
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2029	3,164,310
250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	264,348
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	2,371,545
4,780,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2032	5,029,277
1,000,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2029	1,128,900
12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000	06/01/2029	13,230,345
3,750,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2027	4,258,913
8,795,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	9,848,289
200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2036	237,376
4,800,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2036	5,292,144
1,750,000	PA Turnpike Commission[1]	5.000	06/01/2030	1,954,260
500,000	PA Turnpike Commission[1]	5.000	12/01/2030	565,895
1,000,000	PA Turnpike Commission[1]	5.000	12/01/2031	1,127,460
2,000,000	PA Turnpike Commission[1]	5.000	12/01/2032	2,178,600
5,750,000	PA Turnpike Commission[1]	5.000	12/01/2040	6,343,918
4,100,000	PA Turnpike Commission[1]	5.500 [4]	12/01/2034	4,452,600
900,000	PA Turnpike Commission[1]	5.500 [4]	12/01/2034	977,400
5,000,000	PA Turnpike Commission[1]	5.500	12/01/2042	5,703,700
610,000	PA Turnpike Commission[1]	6.000 [4]	12/01/2034	670,085
2,820,000	PA Turnpike Commission[1]	6.000 [4]	12/01/2034	3,094,048
570,000	PA Turnpike Commission[1]	6.000 [4]	12/01/2034	626,145
10,000,000	PA Turnpike Commission[1]	6.375 [4]	12/01/2038	12,368,700
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625	01/01/2032	2,224,120
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500	01/01/2041	2,043,052
1,430,000	Pennsylvania State University[1]	5.000	09/01/2041	1,621,334
2,500,000	Pennsylvania State University[1]	5.000	09/01/2047	2,851,750
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	2,402,775
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875	04/01/2032	461,372
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250	04/01/2042	515,140

5      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750%	11/15/2030	$1,024,090
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	515,095
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,128,434
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,131,440
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,429,309
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.750	06/15/2033	2,178,800
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	7.000	06/15/2043	3,381,912
9,230,000	Philadelphia, PA Authority for Industrial Devel. (TJU/TJUHS/TJUH/JUP/AHlth/AHlthF/AMH/LHosp/AriaH/AHSys Obligated Group)[1]	5.000	09/01/2047	10,162,968
4,165,000	Philadelphia, PA Authority for Industrial Devel. (University Plaza Associates)[1]	5.000	12/01/2058	4,378,331
2,870,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,872,841
3,500,000	Philadelphia, PA GO1	5.000	08/01/2035	3,976,665
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	6,865,592
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	250,730
1,300,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2039	1,430,429
2,415,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2042	2,657,297
3,335,000	Philadelphia, PA Hsg. Authority (PHA Headquarters)[1]	5.000	05/01/2047	3,642,887
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,041,740
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,058
10,000,000	Philadelphia, PA School District[1]	5.000	09/01/2028	11,330,200
10,000,000	Philadelphia, PA School District[1]	5.000	09/01/2029	11,298,900
1,000,000	Philadelphia, PA School District[1]	5.000	09/01/2032	1,116,720
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,069
45,000	Philadelphia, PA School District[1]	6.000	09/01/2038	45,621
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,069
1,895,000	Philadelphia, PA Water & Wastewater[1]	5.000	10/01/2052	2,101,991
2,710,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,767,018
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.000	07/01/2041	4,379,160
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	923,706
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	2,978,058
1,500,000	Reading, PA School District[1]	5.000	03/01/2037	1,669,575
1,500,000	Reading, PA School District[1]	5.000	03/01/2038	1,665,975
820,000	Scranton, PA School District[1]	5.000	12/01/2034	917,236
750,000	Scranton, PA School District[1]	5.000	12/01/2035	837,000
2,000,000	Westmoreland County, PA Municipal Authority[1]	5.000	08/15/2038	2,228,100

6      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$2,600,000	Wilkes-Barre, PA Area School District[1]	5.000%	08/01/2034	$2,891,538
2,125,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2036	2,353,161
				512,091,236
U.S. Possessions—29.1%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	715,596
185,000	Guam Power Authority, Series A1	5.000	10/01/2023	201,591
235,000	Guam Power Authority, Series A1	5.000	10/01/2024	255,323
420,000	Guam Power Authority, Series A1	5.000	10/01/2030	455,305
575,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	559,187
1,155,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,088,587
855,000	Northern Mariana Islands Ports Authority, Series A	6.600	03/15/2028	850,725
3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	2,407,500
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	650,025
1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	1,171,650
1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	806,512
2,250,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [4]	07/01/2024	1,845,000
27,270,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	26,703,875
29,590,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	28,408,471
53,320,000	Puerto Rico Children’s Trust Fund (TASC)	7.153 [7]	05/15/2050	4,535,932
826,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.622 [7]	05/15/2057	30,811,920
2,000,000	Puerto Rico Commonwealth GO8	5.000	07/01/2020	897,500
3,000,000	Puerto Rico Commonwealth GO8	5.125	07/01/2028	1,346,250
2,500,000	Puerto Rico Commonwealth GO8	5.375	07/01/2033	1,121,875
5,000,000	Puerto Rico Commonwealth GO8	5.500	07/01/2026	2,168,750
7,360,000	Puerto Rico Commonwealth GO8	5.500	07/01/2039	3,192,400
9,000,000	Puerto Rico Commonwealth GO8	5.750	07/01/2036	3,903,750
3,000,000	Puerto Rico Commonwealth GO8	5.750	07/01/2041	1,301,250
15,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	15,026
790,000	Puerto Rico Commonwealth GO8	6.000	07/01/2028	342,662
13,500,000	Puerto Rico Commonwealth GO8	8.000	07/01/2035	5,737,500
403,060	Puerto Rico Electric Power Authority[8]	10.000	07/01/2019	166,262
403,059	Puerto Rico Electric Power Authority[8]	10.000	07/01/2019	166,262
336,338	Puerto Rico Electric Power Authority[8]	10.000	01/01/2021	138,739
336,339	Puerto Rico Electric Power Authority[8]	10.000	07/01/2021	138,740
112,113	Puerto Rico Electric Power Authority[8]	10.000	01/01/2022	46,106
112,113	Puerto Rico Electric Power Authority[8]	10.000	07/01/2022	46,106
4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	2,004,900
3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	1,222,500
1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2024	584,763
5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2027	2,257,550
1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2030	717,200
3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250	07/01/2027	1,222,500
6,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	6,000,000
1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000	07/01/2032	590,875

7      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000%	07/01/2028	$680,525
2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250	07/01/2040	996,338
725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000	07/01/2022	295,438
1,000,000	Puerto Rico Highway & Transportation Authority[8]	5.300	07/01/2035	607,500
10,000	Puerto Rico Highway & Transportation Authority, Series A8	5.000	07/01/2038	2,025
325,000	Puerto Rico Highway & Transportation Authority, Series H8	5.000	07/01/2028	65,812
270,000	Puerto Rico Infrastructure[3]	5.000	07/01/2041	22,477
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[8]	6.500	10/01/2037	283,500
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	187,000
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	1,078,125
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	111,563
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	160,488
1,265,000	Puerto Rico Public Buildings Authority[8]	6.000	07/01/2019	581,900
2,070,000	Puerto Rico Public Buildings Authority[3]	6.000	07/01/2041	921,150
1,500,000	Puerto Rico Public Buildings Authority[8]	6.500	07/01/2030	690,000
1,000,000	Puerto Rico Public Buildings Authority[3]	6.750	07/01/2036	460,000
3,000,000	Puerto Rico Public Buildings Authority[8]	10.000	07/01/2034	1,395,000
1,015,000	Puerto Rico Public Buildings Authority, Series D8	5.250	07/01/2036	464,362
5,725,000	Puerto Rico Public Finance Corp., Series B8	5.500	08/01/2031	157,438
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.375	08/01/2039	1,543,750
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500	08/01/2037	2,280,119
950,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500	08/01/2042	293,313
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.750	08/01/2037	1,543,750
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.375	08/01/2039	1,543,750
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.500	08/01/2044	926,250
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	7.276 [7]	08/01/2034	2,875,200
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C8	5.711 [7]	08/01/2038	1,442,641
20,130,000	Puerto Rico Sales Tax Financing Corp., Series C8	5.750	08/01/2057	13,134,825
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000	08/01/2039	1,698,125
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000	08/01/2042	308,750
3,235,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,193,330
1,300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	881,400
2,500,000	V.I. Public Finance Authority, Series C	5.000	10/01/2039	1,718,750
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.497 [7]	05/15/2035	620,022
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.872 [7]	05/15/2035	1,060,699
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.622 [7]	05/15/2035	1,789,130
1,475,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1,5]	5.000	05/15/2031	1,477,921
				183,289,031

Total Investments, at Value (Cost $780,433,583)—110.4%				695,380,267
Net Other Assets (Liabilities)—(10.4)				(65,745,062)
Net Assets—100.0%				$629,635,205

8      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

6. Interest or dividend is paid-in-kind, when applicable.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AHlth	Abington Health
AHlthF	Abington Health Foundation
AHSys	Aria Health System
AMH	Abington Memorial Hospital
AMS	ACTS Management Services, Inc.
AriaH	Aria Health
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ATI	Azalea Trace, Inc.
BHospital	Brandywine Hospital
CHH	Chestnut Hill Hospital
EDFA	Economic Devel. Finance Authority
ElwynCA	Elwyn New Jersey
ElwynNJ	Elwyn New Jersey
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
IDA	Industrial Devel. Agency
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
JUP	Jefferson University Physicians
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
LHosp	Landsdale Hospital

9      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

LVE	Lanier Village Estates, Inc.
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
RHosp	Reading Hospital
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
THlth	Tower Health
TJU	Thomas Jefferson University
TJUH	Thomas Jefferson University Hospital
TJUHS	TJUH System
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands

10      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of

Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

11      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$512,091,236	$—	$512,091,236
U.S. Possessions	—	183,289,031	—	183,289,031

Total Assets	$—	$695,380,267	$—	$695,380,267

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

12      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$27	$(27)

Total Assets	$27	$(27)

* Transfer from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with

13      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the

14      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $28,395,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction

15      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $71,177,709 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $46,205,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,465,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group) Tender Option Bond Series 2018-XF2533 Trust[3]	10.208%	11/1/47	$5,692,027
3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	14.869	11/1/31	3,922,230
5,905,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0602 Trust	10.476	2/15/45	7,884,887
3,000,000	PA GO Tender Option Bond Series 2016-XF0534 Trust	10.456	6/1/22	3,893,220
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015-XF2131 Trust[3]	17.287	6/1/29	3,520,345

				$24,912,709

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage

16      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $46,205,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$4,557,320
Sold securities	240,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension

17      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$ 139,289,092
Market Value	$63,124,751
Market Value as % of Net Assets	10.03%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

18      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

19      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—109.8%
Alabama—3.9%
$2,710,000	AL Port Authority (Alabama Docks Dept.)	5.000%		10/01/2028	$3,084,820
2,380,000	AL Port Authority (Alabama Docks Dept.)	5.000		10/01/2029	2,700,919
4,500,000	Homewood, AL Educational Building Authority (Samford University)	5.000		12/01/2047	4,929,390
21,895,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2039	18,328,086
30,000,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2046	25,006,200
20,045,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2046	17,239,903
17,500,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2050	15,043,000
45,050,000	Jefferson County, AL Sewer	0.000	[1]	10/01/2050	37,471,689
5,000,000	Jefferson County, AL Sewer	5.500		10/01/2053	5,551,050
51,500,000	Jefferson County, AL Sewer	6.500		10/01/2053	60,540,825
25,000,000	Jefferson County, AL Sewer	7.000		10/01/2051	30,204,500
500,000	Mobile, AL Improvement District (McGowin Park)	5.250		08/01/2030	512,055
1,300,000	Mobile, AL Improvement District (McGowin Park)	5.500		08/01/2035	1,327,170
					221,939,607
Alaska—0.3%
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	111,375
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	33,750
1,755,000	AK Municipal Bond Bank Authority	5.000		12/01/2030	1,966,583
1,365,000	AK Municipal Bond Bank Authority	5.000		12/01/2031	1,524,173
1,960,000	AK Municipal Bond Bank Authority	5.000		12/01/2032	2,180,853
2,055,000	AK Municipal Bond Bank Authority	5.000		12/01/2033	2,278,502
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)	7.750		10/01/2041	11,163,199
					19,258,435
Arizona—1.6%
580,000	AZ IDA (Franklin Phonetic Charter School)	5.500		07/01/2037	556,742
680,000	AZ IDA (Franklin Phonetic Charter School)	5.750		07/01/2047	658,471
645,000	AZ IDA (Franklin Phonetic Charter School)	5.875		07/01/2052	630,539
3,603,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	3,468,248
3,180,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[3]	6.375		01/01/2028	1,812,600
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500		01/01/2028	70,000
2,500,000	Glendale, AZ IDA (Beatitudes Campus)	5.000		11/15/2045	2,553,200
7,225,000	Maricopa County, AZ IDA (Christian Care Surprise)	6.000		01/01/2048	7,346,235
220,000	Maricopa County, AZ IDA (Greathearts Arizona)	5.000		07/01/2037	248,061
405,000	Maricopa County, AZ IDA (Greathearts Arizona)	5.000		07/01/2048	451,247
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500		04/20/2041	1,290,300
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.250		07/01/2024	294,356

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$435,000	Merrill Ranch, AZ Community Facilities District No. 2	5.250%	07/15/2040	$482,954
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.250	07/01/2024	262,317
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.300	07/01/2030	641,628
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300	07/15/2025	392,020
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	307,030
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,621,735
4,135,000	Phoenix, AZ IDA (Freedom Academy)	5.500	07/01/2046	4,093,733
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,577,644
5,530,000	Phoenix, AZ IDA (Milestone Charter School)	6.500	11/01/2047	5,319,971
2,970,000	Pima County, AZ IDA (American Leadership Academy)	5.000	06/15/2052	2,950,576
1,550,000	Pima County, AZ IDA (Christian Care Tucson)	5.000	06/15/2037	1,709,200
2,830,000	Pima County, AZ IDA (Christian Care Tucson)	5.000	12/15/2047	3,100,039
2,400,000	Pima County, AZ IDA (Excalibur Charter School)	5.500	09/01/2046	2,322,888
2,985,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	3,003,776
3,315,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.000	12/01/2036	3,461,556
6,310,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.000	12/01/2046	6,527,506
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,848,496
1,025,000	Pima County, AZ IDA (Paideia Academies)	6.000	07/01/2035	1,057,974
3,310,000	Pima County, AZ IDA (Paideia Academies)	6.125	07/01/2045	3,368,124
635,000	Pinal County, AZ IDA (San Manuel Facility)	6.250	06/01/2026	640,658
1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	613,875
10,000,000	Salt River, AZ Agricultural Improvement & Power District	5.000	01/01/2038	11,621,100
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	235,278
1,000,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	983,890
1,010,000	Tempe, AZ IDA (Mirabella at ASUN)	6.000	10/01/2037	1,042,168
2,360,000	Tempe, AZ IDA (Mirabella at ASUN)	6.125	10/01/2052	2,437,361
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	739,723
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2042	1,650,843
675,000	Verrado, AZ Community Facilities District No. 1	5.700	07/15/2029	716,647
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2027	1,942,902
610,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2033	647,619
				91,701,230
Arkansas—0.1%
5,470,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2,4]	6.250	02/01/2038	3,993,100
California—15.1%
2,500,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	2,640,925

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$7,300,000	Alameda, CA Corridor Transportation Authority	5.000%		10/01/2034	$8,262,359
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	819,840
50,000	Beaumont, CA Financing Authority, Series C	5.000		09/01/2022	50,180
180,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[5]	6.200		05/01/2031	180,049
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)	7.375		09/01/2039	5,882,250
127,310,000	CA County Tobacco Securitization Agency	5.307	[6]	06/01/2046	20,061,510
107,400,000	CA County Tobacco Securitization Agency	5.502	[6]	06/01/2050	10,470,426
212,950,000	CA County Tobacco Securitization Agency	6.341	[6]	06/01/2055	10,402,607
33,920,000	CA County Tobacco Securitization Agency	6.647	[6]	06/01/2046	4,302,413
215,100,000	CA County Tobacco Securitization Agency	6.998	[6]	06/01/2055	12,159,603
7,765,000	CA County Tobacco Securitization Agency	8.145	[6]	06/01/2033	3,160,666
7,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	6,941,760
625,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	634,237
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.559	[6]	06/01/2050	68,391,587
18,500,000	CA County Tobacco Securitization Agency (TASC)	5.650	[1]	06/01/2041	18,609,150
18,030,000	CA County Tobacco Securitization Agency (TASC)	5.700	[1]	06/01/2046	18,083,008
2,775,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2035	2,803,721
7,285,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	7,389,904
19,120,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	19,307,376
5,000,000	CA County Tobacco Securitization Agency (TASC)	6.125		06/01/2038	5,000,500
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	9,778,624
16,780,000	CA GO7	4.000		11/01/2033	18,057,126
24,160,000	CA GO7	4.000		11/01/2034	25,704,496
20,000,000	CA GO7	4.000		11/01/2035	21,278,556
3,740,000	CA GO	5.000		08/01/2030	4,446,336
2,160,000	CA GO	5.000		09/01/2031	2,524,824
15,845,000	CA GO	5.000		08/01/2033	18,596,484
10,000,000	CA GO	5.000		10/01/2039	11,376,700
555,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000		06/01/2029	626,639
147,080,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750		06/01/2047	151,305,608
30,420,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[7]	5.750		07/01/2039	31,756,011
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250		07/15/2050	1,948,990
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[7]	5.000		05/15/2040	10,631,700
5,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)	5.000		02/01/2047	5,423,300
750,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	822,143
3,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)	8.000		12/01/2027	2,997,690
6,075,000	CA Pollution Control Financing Authority (Calplant I)	7.500		07/01/2032	6,375,591

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$9,600,000	CA Pollution Control Financing Authority (Calplant I)	8.000%		07/01/2039	$10,381,536
60,000	CA Public Works	6.625		11/01/2034	60,063
5,945,000	CA School Finance Authority Charter School (Grimmway Schools)	5.250		07/01/2051	5,889,176
385,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.000		05/01/2027	386,105
900,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.750		05/01/2037	898,965
1,230,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.875		05/01/2047	1,225,757
595,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)	5.125		06/01/2047	615,456
665,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)	5.250		06/01/2052	689,326
4,330,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)	6.500		07/01/2050	4,306,358
61,600,000	CA Silicon Valley Tobacco Securitization Authority	8.146	[6]	06/01/2056	5,157,768
58,990,000	CA Silicon Valley Tobacco Securitization Authority	8.898	[6]	06/01/2047	10,542,103
60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.995	[6]	06/01/2036	22,295,938
13,505,000	CA Silicon Valley Tobacco Securitization Authority	8.998	[6]	06/01/2047	2,129,468
25,920,000	CA State University[7]	5.000		11/01/2047	29,673,302
1,145,000	CA Statewide CDA (Albert Einstein Academy)[3]	6.000		11/01/2032	767,150
1,730,000	CA Statewide CDA (Albert Einstein Academy)[3]	6.250		11/01/2042	1,159,100
10,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	10,011
4,020,000	CA Statewide CDA (Guidance Charter School)	6.500		07/01/2037	3,667,325
14,690,000	CA Statewide CDA (Guidance Charter School)	6.750		07/01/2052	13,238,775
2,019,578	CA Statewide CDA (Microgy Holdings)[3]	9.000		12/01/2038	20
7,900,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	7,760,486
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	4,517,664
1,120,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	1,120,246
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	100,022
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	2,873,100
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	1,529,914
1,215,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation	5.000		09/01/2030	1,410,372
18,275,000	Fremont, CA Union High School District	4.000		08/01/2043	18,814,844
7,780,000	Fresno, CA Unified School District	4.319	[6]	08/01/2042	2,853,315
1,205,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	1,208,338

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$4,000,000	Long Beach, CA Harbor Revenue	5.000%		05/15/2043	$4,494,280
21,000,000	Los Angeles CA Dept Wtr & Pwr Revenue[7]	5.000		07/01/2035	24,373,860
7,420,000	Los Angeles County, CA Redevel. Refunding Authority (Long Beach Project Area)	5.000		08/01/2035	8,462,807
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	1,669,769
1,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)	5.000		05/15/2033	1,689,975
5,000,000	Los Angeles, CA Dept. of Water & Power[7]	5.000		07/01/2034	5,099,325
2,900,000	Los Angeles, CA Dept. of Water & Power	5.000		07/01/2038	3,383,343
8,390,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	8,442,941
255,000	Maywood, CA Public Financing Authority	7.000		09/01/2038	255,324
10,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	10,019,200
45,000	Placer County, CA Improvement Bond Act 1915	6.500		09/02/2030	45,072
21,711,000	River Rock, CA Entertainment Authority[2]	8.000		11/01/2018	7,924,515
1,750,000	Riverside County, CA Redevel. Agency	7.125		10/01/2042	2,036,948
27,015,000	Riverside County, CA Transportation Commission[7]	4.000		06/01/2036	28,420,648
4,095,000	Sacramento County, CA Airport System	5.250		07/01/2039	4,115,966
2,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000		12/01/2031	2,282,960
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750		08/01/2041	846,458
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000		08/01/2041	1,135,270
15,920,000	Santa Clara County, CA GO	4.000		08/01/2040	16,364,009
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750		06/01/2026	6,691,740
12,115,000	Stockton, CA Unified School District	5.918	[6]	08/01/2038	5,444,118
14,735,000	Stockton, CA Unified School District	5.948	[6]	08/01/2041	5,722,779
17,145,000	Stockton, CA Unified School District	5.948	[6]	08/01/2043	6,047,899
6,245,000	Stockton, CA Unified School District	5.997	[6]	08/01/2037	2,941,520
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.875		06/01/2035	1,365,892
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)	6.000		06/01/2045	1,459,157
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500		09/01/2042	4,110,925
					869,333,592
Colorado—2.3%
1,075,000	Amber Creek, CO Metropolitan District	5.125		12/01/2047	1,061,240
515,000	Amber Creek, CO Metropolitan District	7.750		12/15/2047	510,210
3,100,000	Base Village, CO Metropolitan District No. 2	5.750		12/01/2046	3,159,272
500,000	Blue Lake, CO Metropolitan District No. 2	8.000		12/15/2046	499,980
551,000	BNC, CO Metropolitan District No. 1	7.375		12/15/2047	553,959
670,000	Brighton Crossing, CO Metropolitan District No. 4	7.000		12/15/2047	654,979
1,000,000	Bromley Park, CO Metropolitan District No. 2	6.375		12/15/2047	992,980

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,345,000	Cherrylane, CO Metropolitan District[5]	5.250%		12/01/2047	$1,348,618
574,000	Cherrylane, CO Metropolitan District[5]	7.375		12/15/2047	574,000
500,000	Clear Creek Station, CO Metropolitan District No. 2	7.375		12/15/2047	501,260
4,500,000	CO Canyons Metropolitan District No. 5	6.125		12/01/2047	4,530,870
2,000,000	CO Canyons Metropolitan District No. 6	6.125		12/01/2047	1,982,340
1,025,000	CO Country Club Highlands Metropolitan District[2,4]	7.250		12/01/2037	871,250
2,600,000	CO Elbert and Highway 86 Metropolitan District	5.750		12/01/2046	2,646,514
4,475,000	CO Elbert and Highway 86 Metropolitan District[2]	7.500		12/01/2032	2,729,750
2,108,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	1,392,692
1,780,000	CO Fossil Ridge Metropolitan District No. 1	7.250		12/01/2040	1,870,015
4,425,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)	5.000		06/01/2047	4,765,990
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[7]	5.000		01/01/2044	15,582,306
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300		07/01/2037	1,029,969
1,040,000	CO International Center Metropolitan District No. 3	7.500		12/15/2038	1,036,121
1,945,000	CO Midcities Metropolitan District No. 2	7.750		12/15/2046	1,921,738
12,585,000	CO Park Valley Water and Sanitation Metropolitan District[4]	5.481	[6]	12/15/2017	2,642,850
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,500,435
225,000	CO Potomac Farms Metropolitan District	7.625	[1]	12/01/2023	213,602
494,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	445,000
1,720,000	CO Sorrell Ranch Metropolitan District[3]	6.750		12/15/2036	602,000
569,000	CO Table Mountain Metropolitan District	7.750		12/15/2045	584,374
8,000,000	CO Talon Pointe Metropolitan District[3]	8.000		12/01/2039	560,000
500,000	Copperleaf, CO Metropolitan District No. 3	5.000		12/01/2037	489,590
700,000	Copperleaf, CO Metropolitan District No. 3	5.125		12/01/2047	682,283
506,000	Copperleaf, CO Metropolitan District No. 3	7.625		12/15/2047	495,819
3,415,000	Cundall Farms, CO Metropolitan District	6.875		12/01/2044	3,650,533
750,000	Cundall Farms, CO Metropolitan District	7.375		12/15/2047	733,793
785,000	Cundall Farms, CO Metropolitan District	7.750		12/15/2044	873,430
792,000	Cundall Farms, CO Metropolitan District	12.000		12/15/2049	778,789
10,000,000	Denver, CO City & County Board of Water Commissioners	5.000		09/15/2047	11,516,800
1,250,000	Denver, CO Connection West Metropolitan District	5.375		08/01/2047	1,245,325
1,690,000	Dublin North, CO Metropolitan District No. 2	5.125		12/01/2047	1,677,207
2,000,000	Erie Farm, CO Metropolitan District	5.500		12/01/2045	2,027,420
600,000	Erie Farm, CO Metropolitan District	7.750		12/15/2045	600,198
2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375		12/01/2044	2,206,494
950,000	Hawthorn, CO Metropolitan District No. 2	7.750		12/15/2044	1,063,630
928,000	Hawthorn, CO Metropolitan District No. 2	10.000		12/15/2051	909,440
775,000	Iliff Commons, CO Metropolitan District No. 3	6.000		12/01/2046	785,021
1,365,000	Interquest South, CO Business Improvement District	5.000		12/01/2047	1,334,015

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,626,000	Lewis Pointe, CO Metropolitan District	7.750%		12/15/2047	$1,632,406
500,000	Leyden Ranch, CO Metropolitan District	7.000		12/15/2047	507,580
1,195,000	Leyden Rock, CO Metropolitan District No. 10	7.250		12/15/2045	1,169,319
1,025,000	Leyden Rock, CO Metropolitan District No. 10	10.750		12/15/2049	1,005,658
1,000,000	Mountain Shadows, CO Metropolitan District	5.000		12/01/2046	1,010,630
2,595,000	Prairiestar, CO Metropolitan District No. 2	5.750		12/01/2046	2,695,504
1,200,000	Sheridan Station West, CO Metropolitan District	6.000		12/01/2047	1,183,584
810,000	Southglenn, CO Metropolitan District	5.000		12/01/2036	826,799
2,000,000	Stone Creek, CO Metropolitan District	5.625		12/01/2047	2,001,240
600,000	Stone Creek, CO Metropolitan District	7.875		12/15/2047	600,024
710,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	743,264
294,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	310,826
1,220,000	Tallyns Reach, CO Metropolitan District No. 3	6.750		11/01/2038	1,216,657
750,000	Thompsong Crossing, CO Metropolitan District No. 6	6.000		12/01/2044	758,085
1,500,000	Timnath Ranch, CO Metropolitan District No. 4	5.250		12/01/2037	1,498,110
1,900,000	Timnath Ranch, CO Metropolitan District No. 4	5.375		12/01/2047	1,897,112
953,000	Timnath Ranch, CO Metropolitan District No. 4	7.750		12/15/2047	951,771
1,645,000	Villas Eastlake Reservoir, CO Metropolitan District	6.500		12/01/2046	1,710,800
5,271,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	5,303,394
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	7.300	[1]	12/15/2041	17,698,120
1,245,000	York Street, CO Metropolitan District	6.250		12/01/2047	1,256,927

					133,811,911

Connecticut—1.1%
12,500,000	CT GO	4.000		08/15/2030	13,101,625
5,295,000	CT GO	4.000		08/15/2031	5,538,093
18,275,000	CT Special Tax	5.000		09/01/2028	20,634,485
6,000,000	CT Special Tax	5.000		08/01/2032	6,587,520
7,965,000	CT Special Tax	5.000		08/01/2033	8,712,834
6,515,000	CT Special Tax (Transportation Infrastructure)	5.000		09/01/2027	7,197,642
470,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	150,400
1,580,000	Hartford, CT GO	5.000		10/01/2033	1,713,162
12,569,079	Mashantucket Western Pequot Tribe CT8	6.050		07/01/2031	392,784

					64,028,545

Delaware—0.1%
1,100,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	1,094,456
7,200,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	6,442,488

					7,536,944

District of Columbia—2.9%
4,745,000	District of Columbia (Howard University)	6.250		10/01/2032	5,301,541
5,255,000	District of Columbia (Howard University)	6.250		10/01/2032	5,618,751

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
District of Columbia (Continued)
$19,295,000	District of Columbia (Howard University)	6.500%		10/01/2041	$20,674,400
315,000	District of Columbia (Howard University)	6.500		10/01/2041	353,685
3,055,000	District of Columbia Center for Strategic & International Studies	6.375		03/01/2031	3,379,410
2,000,000	District of Columbia Center for Strategic & International Studies	6.625		03/01/2041	2,241,500
32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750		05/15/2040	34,372,497
1,275,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.912	[6]	06/15/2055	57,673,493
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.211	[6]	06/15/2055	38,233,200
1,000,000	Metropolitan Washington D.C. Airport Authority	5.125		10/01/2023	1,015,260

					168,863,737

Florida—8.3%
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2032	872,872
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2042	1,155,510
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000		10/01/2046	1,151,160
4,655,000	Amelia Concourse, FL Community Devel. District[3,4]	5.750		05/01/2038	4,329,150
3,345,000	Amelia Concourse, FL Community Devel. District[5]	6.000		05/01/2047	3,290,811
5,410,000	Arlington Ridge, FL Community Devel. District[5]	5.500		05/01/2036	5,410,000
1,045,000	Avignon Villages, FL Community Devel. District[3]	5.300		05/01/2014	73,150
755,000	Avignon Villages, FL Community Devel. District[3]	5.400		05/01/2037	52,850
14,549,400	Baker, FL Correctional Devel. Corp. (Baker County Detention Center)	8.500		02/01/2030	12,169,118
225,000	Bayshore, FL Hsg. Corp.[3]	8.000		12/01/2016	146,250
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000		10/01/2042	7,823,354
705,000	Boynton Village, FL Community Devel. District Special Assessment[5]	6.000		05/01/2038	704,958
110,000	Broward County, FL HFA (Single Family)	5.000		10/01/2039	92,996
5,845,000	Buckeye Park, FL Community Devel. District[3]	7.875		05/01/2038	2,104,200
845,000	Carlton Lakes, FL Community Devel. District Special Assessment[5]	5.625		11/01/2036	868,246
2,045,000	Carlton Lakes, FL Community Devel. District Special Assessment[5]	5.750		11/01/2047	2,096,064
5,000,000	Central FL Expressway Authority	4.000		07/01/2036	5,158,050
24,545,000	CFM, FL Community Devel. District, Series A3,4	6.250		05/01/2035	8,713,475
7,075,000	Chapel Creek, FL Community Devel. District Special Assessment[3,4]	5.500		05/01/2038	6,367,500
13,074,058	Clearwater Cay, FL Community Devel. District[3,4]	5.500		05/01/2037	7,452,213
1,150,000	Collier County, FL IDA (Gulf Coast Charter Academy South)	5.000		12/01/2037	1,115,040

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,875,000	Collier County, FL IDA (Gulf Coast Charter Academy South)	5.000%	12/01/2047	$1,775,325
1,690,000	Creekside, FL Community Devel. District[3,4]	5.200	05/01/2038	692,900
20,000	Crosscreek, FL Community Devel. District[3]	5.500	05/01/2017	19,800
840,000	Crosscreek, FL Community Devel. District[5]	5.600	05/01/2037	831,289
35,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	33,949
1,560,000	Crosscreek, FL Community Devel. District[5]	6.750	11/30/2021	1,568,159
55,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	55,067
900,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	904,005
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2,4]	5.250	11/01/2020	184,300
3,340,000	FL Capital Trust Agency (AHFP/AAD/AAHI/APH/ AWHC/AAHII/AW Obligated Group)	6.000	07/01/2042	3,216,654
850,000	FL Capital Trust Agency (Elim Senior Hsg.)	5.625	08/01/2037	864,934
2,350,000	FL Capital Trust Agency (Elim Senior Hsg.)	5.875	08/01/2052	2,395,919
1,100,000	FL Capital Trust Agency (Viera Charter School)	5.000	10/15/2047	1,091,585
755,000	FL Capital Trust Agency (Viera Charter School)	5.000	10/15/2052	736,804
6,045,000	FL Devel. Finance Corp. (Florida Charter Educational Foundation)	5.000	07/15/2046	5,726,489
85,000	FL HFA (Stoddert Arms Apartments)	6.250	09/01/2026	85,115
2,594,507	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	2,393,380
3,334,862	Glades, FL Correctional Devel. Corp.	0.000	03/01/2030	8,370
5,834,388	Glades, FL Correctional Devel. Corp.	7.000	03/01/2030	4,555,257
2,815,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[5]	5.500	05/01/2038	2,683,821
1,615,000	Harbor Bay, FL Community Devel. District[5]	6.750	05/01/2034	1,622,025
335,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A5	5.500	05/01/2036	334,987
5,480,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	3,836,000
15,300,000	Lake County, FL Senior Living (Village Veranda at Lady Lake/VVLL Properties Obligated Group)	7.125	01/01/2052	14,760,216
17,300,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[5]	5.400	05/01/2037	17,367,470
1,785,000	Lee County, FL IDA (VOA Lee County Health Care Facility)	5.750	12/01/2052	1,805,867
3,390,000	Legends Bay, FL Community Devel. District[5]	5.875	05/01/2038	3,391,085
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	100,028
5,000,000	Magnolia Creek, FL Community Devel. District[3,4]	5.600	05/01/2014	1,050,000
5,360,000	Magnolia Creek, FL Community Devel. District[3,4]	5.900	05/01/2039	1,125,600
210,000	Magnolia West, FL Community Devel. District Special Assessment	5.350	05/01/2037	208,024
1,365,000	Main Street, FL Community Devel. District[5]	6.800	05/01/2038	1,365,601
1,115,000	Main Street, FL Community Devel. District[5]	6.800	05/01/2038	1,115,000
1,715,000	Miami, FL World Center Community Devel. District	5.125	11/01/2039	1,787,665
2,570,000	Miami, FL World Center Community Devel. District	5.250	11/01/2049	2,705,824

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$4,000,000	Miami-Dade County, FL School Board	5.000%		05/01/2031	$4,437,600
5,455,000	Miami-Dade County, FL School Board	5.000		05/01/2032	6,037,376
10,000,000	Miami-Dade County, FL School Board COP[7]	5.000		02/01/2027	10,226,900
10,000,000	Miami-Dade County, FL School Board COP[7]	5.250		02/01/2027	10,249,700
50,000,000	Miami-Dade County, FL School Board COP[7]	5.375		02/01/2034	51,275,125
7,920,000	Miami-Dade County, FL Water & Sewer System	5.000		10/01/2031	9,044,878
7,943,111	Montecito, FL Community Devel. District[3,4]	5.100		05/01/2013	7,625,386
5,405,000	Montecito, FL Community Devel. District[2,4]	5.500		05/01/2037	5,188,800
9,855,000	Nassau County, FL (Nassau Care Centers)	6.900		01/01/2038	9,956,704
3,640,000	Naturewalk, FL Community Devel. District[3,4]	5.300		05/01/2016	2,875,600
4,345,000	Naturewalk, FL Community Devel. District[2,4]	5.500		05/01/2038	3,432,550
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)	7.500		06/01/2049	3,473,430
11,620,000	Palm Coast Park, FL Community Devel. District Special Assessment[5]	5.700		05/01/2037	11,460,922
5,900,000	Palm Glades, FL Community Devel. District Special Assessment	7.125		05/01/2039	5,900,000
1,850,000	Palm River, FL Community Devel. District[3,4]	5.150		05/01/2013	925,000
1,565,000	Palm River, FL Community Devel. District[3,4]	5.375		05/01/2036	782,500
1,395,000	Parkway Center, FL Community Devel. District, Series A5	6.300		05/01/2034	1,398,041
5,430,000	Pine Ridge Plantation, FL Community Devel. District	5.400		05/01/2037	4,746,200
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	7.125		09/15/2041	2,348,235
9,200,000	Portico, FL Community Devel. District[5]	5.450		05/01/2037	9,076,444
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)3,4	5.600		05/01/2036	2,480,100
566,787	Portofino Landings, FL Community Devel. District Special Assessment[3,4]	5.200		05/01/2017	79,350
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[3,4]	5.400		05/01/2038	938,400
2,470,000	Portofino Vista, FL Community Devel. District[3,4]	5.000		05/01/2013	1,482,000
3,420,000	Reunion East, FL Community Devel. District[2]	5.800		05/01/2036	34
1,465,000	Reunion East, FL Community Devel. District[5]	6.600		05/01/2033	1,495,369
3,485,000	Reunion East, FL Community Devel. District[5]	6.600		05/01/2036	3,557,244
1,425,000	Reunion East, FL Community Devel. District[2]	7.375		05/01/2033	14
140,000	Ridgewood Trails, FL Community Devel. District	5.650		05/01/2038	137,371
7,580,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450		05/01/2038	4,548,000
152,410	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	144,649
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500		07/01/2040	1,954,408
3,790,000	Seminole County, FL IDA (Progressive Health)	7.500		03/01/2035	3,793,184
3,240,000	South Bay, FL Community Devel. District[2,4]	0.000	[1]	05/01/2025	1,631,534
8,750,000	South Bay, FL Community Devel. District[2,4]	0.000	[1]	05/01/2036	4,410,613
7,035,000	South Bay, FL Community Devel. District	5.125		05/01/2020	6,915,405
5,110,000	South Bay, FL Community Devel. District[3]	5.950		05/01/2036	51
7,000,000	South Bay, FL Community Devel. District[5]	5.950		05/01/2036	6,618,500

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$3,570,000	South Fork East, FL Community Devel. District[5]	6.500%	[1]	05/01/2038	$3,720,476
14,000,000	South Miami, FL Health Facilities Authority (BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/ BOS/FHlth/BHlth/BethH Obligated Group)[7]	4.000		08/15/2036	14,227,710
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	5.875		08/01/2040	3,794,840
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000		08/01/2045	3,804,395
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	843,250
16,765,000	Tern Bay, FL Community Devel. District[3,4]	5.000		05/01/2015	5,448,625
19,075,000	Tern Bay, FL Community Devel. District[3,4]	5.375		05/01/2037	6,199,375
10,305,000	Town Center, FL at Palm Coast Community Devel. District[5]	6.000		05/01/2036	10,318,809
4,950,000	Treeline, FL Preservation Community Devel. District[3,4]	6.800		05/01/2039	1,732,500
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3,4]	5.550		05/01/2039	645,150
535,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[5]	4.750		05/01/2026	512,653
1,080,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.250		05/01/2036	987,142
1,815,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375		05/01/2046	1,624,915
2,990,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[5]	5.375		05/01/2046	2,676,857
3,630,098	Waterford Estates, FL Community Devel. District Special Assessment[3,4]	5.125		05/01/2013	3,448,593
2,837,715	Waterford Estates, FL Community Devel. District Special Assessment[3,4]	5.500		05/01/2037	2,695,829
70,578	Watergrass, FL Community Devel. District Special Assessment[3]	6.960		11/01/2017	67,049
126,000	Waters Edge, FL Community Devel. District[5]	5.350		05/01/2039	122,442
3,440,000	Waters Edge, FL Community Devel. District[5]	6.600 [1]		05/01/2039	3,445,951
14,800,000	Waterstone, FL Community Devel. District[3,4]	5.500		05/01/2018	8,140,000
1,215,000	West Villages, FL Improvement District[3,4]	5.350		05/01/2015	935,550
18,150,000	West Villages, FL Improvement District[3,4]	5.800		05/01/2036	13,975,500
14,925,000	Westridge, FL Community Devel. District[3,4]	5.800		05/01/2037	9,552,000
11,045,000	Westside, FL Community Devel. District[2]	5.650		05/01/2037	6,295,650
16,135,000	Westside, FL Community Devel. District[2,4]	7.200		05/01/2038	9,681,000
7,420,000	Wyld Palms, FL Community Devel. District[3]	5.400		05/01/2015	1,706,600
4,340,000	Wyld Palms, FL Community Devel. District[3]	5.500		05/01/2038	1,041,600
3,786,132	Zephyr Ridge, FL Community Devel. District[3,4]	5.250		05/01/2013	3,180,351
2,634,476	Zephyr Ridge, FL Community Devel. District[3,4]	5.625		05/01/2037	2,212,959
					477,230,869

Georgia—1.4%
700,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	726,096
3,500,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	3,625,720

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$1,445,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)	6.000%	07/01/2036	$1,333,778
5,440,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)	6.000	07/01/2051	4,791,933
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,4,9]	5.750	11/01/2025	373,100
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,4,9]	6.000	11/01/2032	358,800
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,4,9]	6.250	11/01/2043	2,762,500
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[7]	5.000	06/15/2029	33,046,369
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[7]	5.250	06/15/2037	14,240,221
1,625,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)	5.125	03/15/2031	1,666,389
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000 [1]	06/01/2049	6,085,898
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.246 [6]	06/01/2024	1,586,790
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.748 [6]	06/01/2034	1,317,413
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)	5.000	03/01/2047	1,790,898
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)	5.125	03/01/2052	1,800,014
2,000,000	Marietta, GA Devel. Authority (Life University)	7.000	06/15/2039	2,012,380
				77,518,299

Hawaii—0.0%
555,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	556,210
1,735,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.300	07/01/2022	1,739,407
				2,295,617

Idaho—0.0%
960,000	ID Health Facilities Authority (Valley Vista Care Corp./Vista Community Hsg. Corp. Obligated Group)	5.250	11/15/2047	984,595
109,200	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	111,752
				1,096,347

Illinois—6.4%
3,000,000	Carol Stream, IL Park District	5.000	01/01/2037	3,325,590
30,685,000	Caseyville, IL Tax (Forest Lakes)[2]	7.000	12/30/2022	306,850
5,700,000	Chicago, IL Board of Education	6.000	04/01/2046	6,638,106
1,500,000	Chicago, IL Board of Education	6.500	12/01/2046	1,696,695
7,000,000	Chicago, IL Board of Education	7.000	12/01/2044	8,040,480

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$18,790,000	Chicago, IL GO	5.250%	01/01/2033	$18,815,179
6,870,000	Chicago, IL Metropolitan Water Reclamation	5.000	12/01/2044	7,479,232
3,000,000	Chicago, IL Midway Airport, Series A	5.000	01/01/2033	3,256,530
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125	02/20/2042	35,150
2,500,000	Chicago, IL O’Hare International Airport	5.000	01/01/2047	2,713,800
3,750,000	Chicago, IL O’Hare International Airport	5.000	07/01/2048	4,083,375
5,000,000	Chicago, IL O’Hare International Airport	5.000	01/01/2052	5,381,750
2,755,000	Chicago, IL Waterworks	5.250	11/01/2030	3,207,040
2,900,000	Chicago, IL Waterworks	5.250	11/01/2031	3,362,956
2,135,000	Chicago, IL Waterworks	5.250	11/01/2032	2,466,416
2,000,000	Chicago, IL Waterworks	5.250	11/01/2033	2,301,660
2,885,000	Chicago, IL Waterworks	5.250	11/01/2035	3,294,958
10,032,000	Cortland, IL Special Tax (Sheaffer System)[2]	5.500	03/01/2017	1,971,288
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	1,001,380
1,585,000	Franklin Park, IL GO	6.250	07/01/2030	1,766,704
2,103,214	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	1,902,063
6,165,000	Harvey, IL GO2	5.500	12/01/2027	4,200,831
1,800,000	Harvey, IL GO2	5.625	12/01/2032	1,185,408
9,900,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)	6.500	12/01/2037	9,877,626
1,000,000	IL Finance Authority (Admiral at the Lake)	5.125	05/15/2038	983,380
3,220,000	IL Finance Authority (Admiral at the Lake)	5.250	05/15/2042	3,198,201
2,825,000	IL Finance Authority (Admiral at the Lake)	5.250	05/15/2054	2,766,749
21,765,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	22,436,834
5,820,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	5,998,718
5,180,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	5,339,065
19,410,000	IL Finance Authority (Advocate Health Care)[7]	5.375	04/01/2044	20,009,147
9,425,000	IL Finance Authority (Advocate Health Care)[7]	5.500	04/01/2044	9,725,257
10,575,000	IL Finance Authority (Advocate Health Care)[7]	5.500	04/01/2044	10,911,893
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	376,534
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	330,112
3,195,000	IL Finance Authority (Bethel Terrace Apartments)	5.375	09/01/2035	3,196,470
12,500,000	IL Finance Authority (CDHS)[7]	5.500	11/01/2039	13,137,688
5,000,000	IL Finance Authority (CDHS/CDHA)[7]	5.375	11/01/2039	5,245,900
5,460,000	IL Finance Authority (DeKalb Supportive Living)	6.100	12/01/2041	5,092,324
1,000,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	1,068,720
785,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	786,083
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,500,555
6,500,000	IL Finance Authority (NWMHlth/NWMH/NWLFH/NWMF/LFHFI/NWMFF/KS/KCHosp/VWCH/ KPG/MJRH&C Obligated Group)	4.000	07/15/2047	6,609,655
6,030,000	IL Finance Authority (NWMHlth/NWMH/NWLFH/NWMF/LFHFI/NWMFF/KS/KCHosp/VWCH/ KPG/MJRH&C Obligated Group)	5.000	07/15/2042	6,789,539

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$11,050,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)	7.750%	08/15/2034	$11,858,197
105,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)	7.750	08/15/2034	112,680
575,000	IL Finance Authority (Rogers Park Montessori School)	6.000	02/01/2034	601,904
1,310,000	IL Finance Authority (Rogers Park Montessori School)	6.125	02/01/2045	1,368,754
575,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)	5.000	08/01/2042	618,125
700,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)	5.000	08/01/2047	747,481
11,860,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,217,816
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,675,800
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,451,830
4,065,000	IL Finance Authority (Villa St. Benedict)	6.125	11/15/2035	4,442,435
4,400,000	IL Finance Authority (Villa St. Benedict)	6.375	11/15/2043	4,830,892
1,640,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.450	01/01/2046	1,492,154
1,775,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.600	01/01/2056	1,620,291
15,580,000	IL Sales Tax	4.000	06/15/2028	16,226,726
5,000,000	IL Sales Tax	4.000	06/15/2029	5,189,550
10,625,000	IL Sales Tax	4.000	06/15/2030	10,974,563
7,010,000	IL Sales Tax	4.000	06/15/2031	7,210,626
5,820,000	IL Sales Tax	4.000	06/15/2032	5,961,833
11,690,000	IL Sales Tax Securitization Corp.	5.000	01/01/2037	13,035,519
2,830,000	IL Sales Tax Securitization Corp.	5.000	01/01/2038	3,145,941
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	5.750	03/01/2022	531,000
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	720,000
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[3]	5.750	03/01/2022	444,500
3,491,000	Plano, IL Special Service Area No. 5[3]	6.000	03/01/2036	2,234,240
5,510,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,066,490
162	Robbins, IL Res Rec (Robbins Res Rec Partners)	7.250	10/15/2024	160
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,187,875
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,327,770
11,020,000	Southwestern IL Devel. Authority (Local Government Programming)[4]	7.000	10/01/2022	6,391,600
3,675,000	Southwestern IL Devel. Authority (Village of Sauget)[5]	5.625	11/01/2026	3,490,515

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$12,675,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500%	12/01/2032	$12,626,962
				367,618,120

Indiana—1.8%
2,000,000	Allen County, IN Economic Devel. (Storypoint/SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.875	01/15/2052	2,133,820
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[2]	9.000	12/01/2045	11
4,300,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	4,782,417
1,225,000	Chesterton, IN Economic Devel. (Storypoint/SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,265,707
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,818,758
3,430,000	Evansville, IN Multifamily Hsg. (Silver Birch Evansville)	5.450	01/01/2038	3,384,930
595,000	Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort Wayne)	5.125	01/01/2032	583,790
3,850,000	Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort Wayne)	5.350	01/01/2038	3,753,750
2,050,000	IN Finance Authority (Avondale Meadows Academy)	5.375	07/01/2047	1,955,638
1,675,000	IN Finance Authority (BHI Senior Living)	5.500	11/15/2031	1,806,889
2,850,000	IN Finance Authority (BHI Senior Living)	5.750	11/15/2041	3,083,187
11,505,000	IN Finance Authority (Marian University)	6.375	09/15/2041	12,399,054
925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000	07/01/2039	925,018
3,950,000	IN Hsg. & Community Devel. Authority (Evergreen Village Bloomington)	5.500	01/01/2037	3,931,435
6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)	5.750	01/01/2036	5,939,086
1,095,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)	5.750	01/01/2034	1,117,568
4,570,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)	5.875	01/01/2037	4,678,446
1,060,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)	5.600	01/01/2033	1,076,610
5,160,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)	5.800	01/01/2037	5,254,944
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.750	04/01/2036	4,689,145
14,565,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	5.150	01/01/2037	13,908,264
4,975,000	Mishawaka, IN Multifamily Hsg. (Silver Birch Mishawaka)	5.375	01/01/2038	4,865,351
2,560,000	Muncie, IN Multifamily Hsg. (Silver Birch Project)	5.250	01/01/2037	2,474,112
4,625,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	4,635,730
3,880,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)	5.350	01/01/2038	3,783,000

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$3,425,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250%	01/01/2029	$3,414,109
				101,660,769

Iowa—0.1%
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900	12/01/2028	78,300
730,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[5]	5.375	06/01/2025	689,478
2,955,000	IA Tobacco Settlement Authority (TASC)	6.500	06/01/2023	3,009,963
				3,777,741

Kansas—0.0%
3,176,456	Olathe, KS Tax Increment (Gateway)[2,4]	5.000	03/01/2026	1,905,874

Kentucky—0.5%
1,775,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750	03/01/2029	1,775,053
7,000,000	KY EDFA (BHS/BHP/ BHL/BHCor/BHLex/BHlthL/BHMad/BHF/BHR/ BHMG Obligated Group)[7]	5.375	08/15/2024	7,062,213
7,000,000	KY EDFA (BHS/BHP/ BHL/BHCor/BHLex/BHlthL/BHMad/BHF/BHR/ BHMG Obligated Group)[7]	5.375	08/15/2024	7,062,213
1,250,000	KY EDFA (Masonic Home Independent Living II)	7.250	05/15/2041	1,434,000
1,000,000	KY EDFA (Masonic Home Independent Living II)	7.375	05/15/2046	1,150,850
6,785,000	KY Municipal Power Agency	5.000	09/01/2034	7,442,670
5,000,000	KY Municipal Power Agency	5.000	09/01/2036	5,465,850
				31,392,849

Louisiana—0.2%
1,200,000	Juban Park, LA Community Devel. District Special Assessment[3]	5.150	10/01/2014	336,000
11,415,000	LA HFA (La Chateau)	7.250	09/01/2039	11,541,821
1,220,000	LA Local Government EF&CD Authority (Better Waterworks)	5.250	05/01/2043	1,166,076
				13,043,897

Maine—0.4%
2,000,000	ME Finance Authority (Casella Waste Systems)	4.375 [10]	08/01/2035	2,009,880
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750	07/01/2041	2,163,020
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625	07/01/2020	4,799,520
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875	10/01/2026	12,263,773
				21,236,193

Maryland—0.1%
1,100,000	Baltimore, MD Special Obligation (Center/West Devel.)	5.375	06/01/2036	1,116,863

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Maryland (Continued)
$1,360,000	Baltimore, MD Special Obligation (Center/West Devel.)	5.500%	06/01/2043	$1,382,087
6,856,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[2]	3.787 [6]	01/01/2037	788,513
				3,287,463

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)	6.000	07/01/2041	7,497,173
1,600,702	MA Devel. Finance Agency (Linden Ponds)	1.009 [6]	11/15/2056	325,055
4,635,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	4,658,175
195,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	195,975
312,377	MA Devel. Finance Agency (Linden Ponds)	5.500	11/15/2046	312,449
444,906	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	448,599
2,057,748	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2039	2,133,823
6,062,305	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2046	6,285,519
1,000,000	MA Devel. Finance Agency (VOA Concord)	5.200	11/01/2041	999,990
3,140,000	MA Devel. Finance Agency (Wheelock College)	5.250	10/01/2037	3,140,094
7,210,000	MA Educational Financing Authority, Series H	6.350	01/01/2030	7,278,134
13,000,000	MA GO	5.000	01/01/2040	14,908,140
9,820,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2032	9,843,470
5,965,000	MA H&EFA (Woods Hole Oceanographic Institution)	5.375	06/01/2030	5,982,477
7,080,000	MA HFA, Series C7	5.350	12/01/2042	7,199,440
650,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2027	658,138
				71,866,651

Michigan—2.5%
1,600,000	American Montessori Academy, MI Public School Academy	7.000	12/01/2046	1,572,720
3,465,000	Arts & Technology Academy Pontiac, MI Public School Academy	6.000	11/01/2046	3,199,512
2,740,000	Charyl Stockwell Academy, MI Public School Academy	5.500	10/01/2035	2,682,789
4,140,000	Charyl Stockwell Academy, MI Public School Academy	5.750	10/01/2045	4,083,572
10,100,000	Detroit, MI City School District[7]	6.000	05/01/2029	11,973,676
803,643	Detroit, MI GO	5.000	04/01/2020	799,111
906,750	Detroit, MI GO	5.000	04/01/2021	881,379
350,300	Detroit, MI GO	5.250	04/01/2020	346,342
155,000	Detroit, MI GO	5.250	04/01/2020	153,248
342,550	Detroit, MI GO	5.250	04/01/2021	335,846
206,150	Detroit, MI GO	5.250	04/01/2022	199,631
15,500	Detroit, MI GO	5.250	04/01/2023	14,808
1,165,000	Detroit, MI Local Devel. Finance Authority[5]	6.700	05/01/2021	1,175,893
565,000	Detroit, MI Local Devel. Finance Authority[5]	6.850	05/01/2021	570,283
2,585,000	Macomb, MI Interceptor Drainage District	5.000	05/01/2032	2,998,858
1,500,000	Macomb, MI Interceptor Drainage District	5.000	05/01/2033	1,732,470
1,700,000	Macomb, MI Interceptor Drainage District	5.000	05/01/2034	1,950,478

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$200,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)	5.000%	11/15/2041	$220,882
685,000	MI Public Educational Facilities Authority (American Montessori)	6.500	12/01/2037	684,199
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000	12/01/2035	1,371,650
1,071,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875	08/31/2028	1,069,607
3,000,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500	01/01/2021	2,952,240
2,725,780,000	MI Tobacco Settlement Finance Authority	7.965 [6]	06/01/2058	79,074,878
1,400,000	Old Redford Academy, MI Public School Academy	5.900	12/01/2030	1,388,898
1,625,000	Pontiac, MI City School District	4.500	05/01/2020	1,606,702
3,500,000	Summit Academy North, MI Public School Academy	5.000	11/01/2031	3,493,175
2,800,000	Summit Academy North, MI Public School Academy	5.000	11/01/2035	2,701,860
13,635,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000	12/01/2029	13,664,452
				142,899,159

Minnesota—0.6%
6,915,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)	5.500	11/01/2035	6,910,021
3,115,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)	6.500	11/01/2035	2,915,235
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	6,369,363
1,075,000	Minneapolis, MN Charter School (Spero Academy)	6.250	07/01/2037	1,052,575
4,740,000	Minneapolis, MN Charter School (Spero Academy)	6.500	07/01/2048	4,617,329
715,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	714,943
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	5,251,089
1,475,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	1,475,457
1,524,036	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)	5.630	10/01/2033	1,526,032
2,259,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	2,181,336
1,075,000	St. Paul, MN Hsg. & Redevel. Authority (Great River School)	5.500	07/01/2052	1,098,188
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	2,258,531

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$200,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000%	02/01/2019	$198,574
				36,568,673

Mississippi—0.4%
1,875,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	1,957,312
13,015,000	Mississippi State University Educational Building	4.000	08/01/2043	13,328,141
4,530,000	MS Business Finance Corp. (Mississippi Power Company)	5.150 [10]	09/01/2028	4,542,458
1,395,000	Ridgeland, MS Tax Increment (Colony Park)	5.250	10/01/2027	1,440,003
1,755,000	Ridgeland, MS Tax Increment (Colony Park)	5.375	10/01/2028	1,814,389
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[3]	7.500	10/01/2042	1,312,800
				24,395,103

Missouri—0.8%
4,900,000	Branson, MO Commerce Park Community Improvement District[2]	5.750	06/01/2026	1,078,000
2,390,000	Branson, MO IDA (Branson Hills Redevel.)[5]	5.750	05/01/2026	2,373,389
12,600,000	Branson, MO IDA (Branson Hills Redevel.)[5]	7.050	05/01/2027	12,609,072
695,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	689,523
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,405,977
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[2,4]	6.125	12/01/2036	370,500
785,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	663,898
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,358,387
1,010,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[5]	5.000	11/01/2023	914,898
1,000,000	Kansas City, MO IDA (Sales Tax)	5.000	04/01/2036	1,029,590
740,000	Kansas City, MO IDA (Sales Tax)	5.000	04/01/2046	749,132
1,145,000	Kansas City, MO IDA (West Paseo)	6.750	07/01/2036	1,144,840
1,200,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.500	03/01/2021	768,000
750,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.750	03/01/2029	480,000
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,806,748
3,020,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2026	906,000
3,825,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2036	1,147,500
205,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	200,738
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	379,492
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	102,456
2,000,000	Move Rolla, MO Transportation Devel. District	4.625	06/01/2042	2,049,400
700,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	648,879

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$2,750,000	Saint Charles County, MO IDA (Suemandy/Mid- Rivers Community Improvement District)	5.000%	10/01/2046	$2,594,790
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[3]	8.000	04/27/2033	137,400
2,000,000	St. Louis, MO Land Clearance Redevel. Authority (14th & Market Community Improvement District)	6.375	04/01/2043	1,980,800
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[2]	6.000	08/21/2026	683,760
2,032,491	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,348,233
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[2]	6.000	08/21/2026	481,400
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300	04/01/2027	1,217,200
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500	01/20/2028	249,150
2,321,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	1,210,889
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	588,038
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[3,4]	5.700	04/01/2022	456,925
975,000	Stone Canyon, MO Improvement District (Infrastructure)[3,4]	5.750	04/01/2027	238,875
				47,063,879

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[2]	6.250 [1]	09/01/2031	771,550

Nebraska—0.6%
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[7]	5.750	11/01/2048	20,315,563
3,000,000	NE Central Plains Gas Energy	5.000	09/01/2042	3,536,340
10,000,000	Omaha, NE Public Power District	5.000	02/01/2042	11,510,500
				35,362,403

Nevada—0.5%
5,375,000	Clark County, NV GO	4.000	11/01/2031	5,746,359
17,500,000	Clark County, NV GO5	5.000	05/01/2048	19,904,325
975,000	Clark County, NV Improvement District	5.000	02/01/2026	978,939
750,000	Clark County, NV Improvement District	5.050	02/01/2031	752,617
100,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.400	08/01/2020	100,389
335,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.500	08/01/2025	335,677
				27,818,306

New Hampshire—0.2%
1,365,000	NH Business Finance Authority (Huggins Hospital)	6.875	10/01/2039	1,453,288
100,000	NH H&EFA (Hillside Village)	5.250	07/01/2027	101,125

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Hampshire (Continued)
$1,725,000	NH H&EFA (Hillside Village)	6.125%	07/01/2037	$1,834,831
3,875,000	NH H&EFA (Hillside Village)	6.125	07/01/2052	4,075,647
865,000	NH H&EFA (Hillside Village)	6.250	07/01/2042	923,967
				8,388,858
New Jersey—3.0%
3,583,000	Newark, NJ GO	5.000	07/15/2029	3,732,196
5,000,000	NJ EDA	5.000	06/15/2041	5,301,400
75,000	NJ EDA (Continental Airlines)	4.875	09/15/2019	76,729
3,750,000	NJ EDA (Continental Airlines)	5.625	11/15/2030	4,202,363
2,055,000	NJ EDA (Friends of Teaneck Community Charter School)	5.125	09/01/2052	1,948,592
1,865,000	NJ EDA (Hatikvah International Academy Charter School)	5.375	07/01/2047	1,869,532
565,000	NJ EDA (Leap Academy Charter School)	6.000	10/01/2034	575,181
750,000	NJ EDA (Leap Academy Charter School)	6.200	10/01/2044	759,428
500,000	NJ EDA (Leap Academy Charter School)	6.300	10/01/2049	508,390
1,875,000	NJ EDA (North Star Academy Charter School of Newark)	5.000	07/15/2047	2,001,675
1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100	07/01/2044	1,004,080
650,000	NJ EDA (Provident Group-Kean Properties)	5.000	07/01/2047	690,313
5,000,000	NJ Educational Facilities Authority (College of St. Elizabeth)	5.000	07/01/2046	5,009,650
5,515,000	NJ Educational Facilities Authority (Princeton University)[7]	4.000	07/01/2037	5,903,760
7,975,000	NJ Educational Facilities Authority (Princeton University)[7]	4.000	07/01/2038	8,510,777
4,000,000	NJ Educational Facilities Authority (Princeton University)[7]	4.000	07/01/2039	4,258,720
5,000,000	NJ Educational Facilities Authority (Princeton University)[7]	4.000	07/01/2040	5,315,213
35,600,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2046	37,441,232
18,650,000	NJ Tobacco Settlement Financing Corp.	5.250	06/01/2046	20,762,672
9,500,000	NJ Transportation Trust Fund Authority	5.000	06/15/2029	9,529,260
10,200,000	NJ Transportation Trust Fund Authority	5.000	06/15/2030	10,231,008
43,465,000	NJ Transportation Trust Fund Authority	5.000	06/15/2031	43,596,699
210,000	Weehawken Township, NJ GO	6.000	08/01/2021	227,010
210,000	Weehawken Township, NJ GO	6.000	08/01/2022	226,386
				173,682,266
New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District	5.750	10/01/2044	609,194
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)	2.125 [10]	06/01/2040	3,435,985
355,000	Mariposa East, NM Public Improvement District	5.900 [1]	09/01/2032	352,306
560,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	533,887
75,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	74,710
475,000	Mariposa East, NM Public Improvement District	12.874 [6]	03/01/2032	71,250

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Mexico (Continued)
$1,925,000	NM Trails Public Improvement District	7.750%	10/01/2038	$1,801,088
4,235,000	Saltillo, NM Improvement District	7.625	10/01/2037	4,262,824
				11,141,244
New York—13.1%
14,945,000	Brookhaven, NY IDA (BK at Lake Grove)[5]	7.750 [10]	11/01/2046	15,241,957
14,910,000	Brookhaven, NY IDA (BK at Lake Grove)[5]	7.750 [10]	11/01/2046	15,199,254
9,950,000	Brookhaven, NY IDA (BK at Lake Grove)[5]	7.750 [10]	11/01/2046	10,143,030
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.630 [6]	06/01/2055	925,179
4,245,000	Essex County, NY IDA (Champlain Valley Milling Corp.)	6.250	06/01/2047	4,280,913
5,400,000	Guilderland, NY IDA (Promenade Albany Senior Living)	5.875	01/01/2052	5,287,086
13,500,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2037	15,369,885
7,500,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2039	8,501,925
1,470,000	Islip, NY IDA (Engel Burman at Sayville)[5]	7.750 [10]	11/01/2045	1,584,263
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000	06/01/2030	1,103,440
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000	01/01/2049	499,359
911,543	Nassau County, NY IDA (Amsterdam at Harborside)	5.500	07/01/2020	925,198
187,500	Nassau County, NY IDA (Amsterdam at Harborside)	5.875	01/01/2023	194,867
922,500	Nassau County, NY IDA (Amsterdam at Harborside)	6.500	01/01/2032	980,055
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	1,891,642
6,100,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	6,485,337
10,000,000	New York St Dorm Auth St Personal Income Tax Revenue[7]	5.000	02/15/2037	11,362,948
234,000,000	NY Counties Tobacco Trust V	6.732 [6]	06/01/2060	6,217,380
51,600,000	NY Counties Tobacco Trust V	7.146 [6]	06/01/2060	1,371,012
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[7]	5.125	01/15/2044	39,059,746
5,005,000	NY MTA	5.250	11/15/2056	5,613,858
9,300,000	NY MTA (Green Bond)	5.000	11/15/2035	10,749,033
10,000,000	NY MTA (Green Bond)	5.250	11/15/2057	11,425,800
33,190,000	NY MTA Hudson Rail Yards	5.000	11/15/2056	35,710,117
485,000	NY MTA, Series D	5.250	11/15/2027	561,426
560,000	NY MTA, Series D	5.250	11/15/2028	648,245
900,000	NY MTA, Series D	5.250	11/15/2029	1,041,822
900,000	NY MTA, Series D	5.250	11/15/2030	1,041,822
900,000	NY MTA, Series D	5.250	11/15/2031	1,041,822
900,000	NY MTA, Series D	5.250	11/15/2032	1,041,822
900,000	NY MTA, Series D	5.250	11/15/2033	1,041,822
12,250,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2042	13,947,605
11,355,000	NYC GO	5.000	03/01/2041	12,963,890

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$9,050,000	NYC GO	5.250%	10/01/2031	$10,823,800
7,425,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650	10/01/2028	7,404,804
18,665,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750	10/01/2036	18,517,547
8,670,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200	10/01/2022	8,870,450
27,945,000	NYC Municipal Water Finance Authority	5.000	06/15/2038	32,205,774
10,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2038	11,456,200
10,740,000	NYC Municipal Water Finance Authority	5.000	06/15/2040	12,338,971
15,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2048	17,153,100
2,985,000	NYC Municipal Water Finance Authority[7]	5.750	06/15/2040	2,998,714
9,970,000	NYC Municipal Water Finance Authority[7]	5.750	06/15/2040	10,015,805
20,000,000	NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2036	23,735,600
15,000,000	NYC Transitional Finance Authority (Future Tax)[7]	4.000	08/01/2041	15,424,200
5,000,000	NYC Transitional Finance Authority (Future Tax)	4.000	08/01/2042	5,151,950
1,360,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2032	1,572,378
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2035	8,000,300
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2037	11,262,500
17,500,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2037	20,063,750
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2039	11,421,900
9,545,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2040	10,885,786
6,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2042	6,808,440
75,000,000	NYC Transitional Finance Authority (Future Tax)[7]	5.000	05/01/2042	85,105,500
5,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2043	5,653,200
7,640,000	NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2045	8,673,998
5,000,000	NYS DA (Memorial Sloan-Kettering Cancer Center)	5.000	07/01/2042	5,671,500
17,900,000	NYS DA (St. Mary’s Hospital for Children)[5]	7.875	11/15/2041	18,783,723
6,500,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2043	7,330,245
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	24,127,927
2,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.000	07/01/2034	2,711,950
5,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.000	07/01/2041	5,372,200
7,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.250	01/01/2050	7,580,720
13,000,000	NYS Transportation Devel. Corp. (American Airlines/JFK International Airport)	5.000	08/01/2026	13,732,030
15,435,000	NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2033	17,835,914
200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	209,986
1,210,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	1,265,696
11,050,000	Port Authority NY/NJ, 200th Series[7]	5.000	04/15/2057	12,350,346
13,000,000	Port Authority NY/NJ, 205th Series[7]	5.000	04/15/2057	14,614,178
10,000,000	Port Authority NY/NJ, 206th Series[7]	5.000	11/15/2047	11,138,500
12,915,000	Port Authority NY/NJ, 207th Series	5.000	9/15/2025	14,841,014
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	8,389,193

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,140,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200%	03/01/2020	$1,140,034
				756,093,383
North Carolina—0.3%
15,000,000	NC Capital Facilities Finance Agency (Duke University)	5.000	10/01/2055	16,737,600
1,650,000	NC Medical Care Commission (Whitestone)	7.750	03/01/2031	1,897,434
				18,635,034
Ohio—7.8%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[7]	5.000	06/01/2038	10,543,068
7,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	7,007,137
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	18,026,055
38,965,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	38,949,804
64,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2047	64,205,000
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	06/01/2042	12,936,224
57,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250 [1]	06/01/2037	58,329,609
66,170,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500	06/01/2047	67,096,380
733,800,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.535 [6]	06/01/2052	28,009,146
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000	07/01/2043	6,260,982
1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.250	01/15/2034	1,040,700
1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.375	01/15/2043	1,039,440
2,250,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.500	01/15/2052	2,343,712
205,000	Columbus-Franklin County, OH Finance Authority, Series A	6.000	05/15/2035	207,300
14,550,000	Cuyahoga County, OH Hospital (Metro Health System)	5.500	02/15/2052	15,859,791
4,900,000	Cuyahoga County, OH Hospital (Metro Health System)	5.500	02/15/2057	5,318,656
31,400,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,040,920
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)	6.250	12/01/2034	1,628,104
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	20,204

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$105,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750%	08/15/2038	$106,183
375,000	Lorain County, OH Port Authority (Alumalloy LLC)[5]	6.000	11/15/2025	375,000
10,000,000	Montgomery County, OH (Miami Valley Hospital)[7]	5.750	11/15/2023	10,825,650
1,100,000	Norwood, OH Special Obligation (Central Parke)	6.000	12/01/2046	1,116,071
700,000	OH Air Quality Devel. Authority (First Energy Generation)[3]	5.625	06/01/2018	672,000
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[3]	3.100 [10]	03/01/2023	925,000
13,500,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[3]	3.750 [10]	12/01/2023	6,243,750
10,795,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[3]	4.250 [10]	08/01/2029	10,363,200
5,400,000	OH HFA (Sanctuary at Springboro)	5.450	01/01/2038	5,329,044
18,700,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2041	19,284,936
1,500,000	OH Water Devel. Authority (FirstEnergy Generation)[3]	3.000	05/15/2019	693,750
1,330,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,323,496
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	2,475,225
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,424,146
1,225,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)	6.125	01/15/2034	1,265,290
1,700,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,757,664
1,482,499	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[5]	5.400	11/01/2036	1,453,220
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,526,431
				447,022,288
Oklahoma—0.4%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	4,000,000
4,635,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,719,450
14,000,000	OK Devel. Finance Authority (OU Medicine)	5.500	08/15/2057	15,568,420
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)	6.500	09/01/2026	100,286
				24,388,156
Oregon—0.1%
700,000	OR Facilities Authority (Concordia University)	6.125	09/01/2030	753,914
2,625,000	OR Facilities Authority (Personalized Learning-Redmond Proficiency Academy)	5.250	06/15/2051	2,544,754

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Oregon (Continued)
$1,740,000	OR Facilities Authority (Personalized Learning- Redmond Proficiency Academy)	5.750%	06/15/2046	$1,780,646

				5,079,314

Pennsylvania—2.6%
1,000,000	Allentown, PA Neighborhood Improvement Zone[5]	5.000	05/01/2033	1,073,210
3,000,000	Allentown, PA Neighborhood Improvement Zone[5]	5.000	05/01/2042	3,196,800
22,300,000	Beaver County, PA IDA (FirstEnergy Generation)[3]	4.500 [10]	06/01/2028	21,408,000
2,700,000	Chester County, PA H&EFA (Immaculata University)	7.000	11/01/2041	3,325,104
5,180,000	Chester County, PA IDA (Hickman Friends Senior Community of West Chester)	5.500	01/01/2052	5,017,659
2,750,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2046	2,829,557
3,215,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2051	3,291,195
355,000	Luzerne County, PA IDA	7.500	12/15/2019	371,472
500,000	Luzerne County, PA IDA	7.750	12/15/2027	545,150
1,010,000	Montgomery County, PA HEHA (Pennsylvania LTC)	5.000	12/01/2032	1,005,819
1,705,000	Montgomery County, PA HEHA (Pennsylvania LTC)	5.250	12/01/2037	1,698,726
500,000	Montgomery County, PA HEHA (Pennsylvania LTC)	5.300	12/01/2038	485,945
3,140,000	Montgomery County, PA HEHA (Pennsylvania LTC)	5.375	12/01/2047	3,073,840
8,238,655	Northampton County, PA IDA (Northampton Generating)[2,8]	5.000	12/31/2023	2,471,597
1,261,640	Northampton County, PA IDA (Northampton Generating)[2,8]	5.000	12/31/2023	378,492
3,750,000	PA Commonwealth Financing Authority	5.000	06/01/2034	4,177,012
15,000,000	PA EDFA (FirstEnergy Generation)[3]	4.500 [10]	06/01/2028	14,400,000
1,210,000	PA EDFA (UPMC/M-WHOUPMC/UPMC-P/UPMC-PS/UPMC-SM Obligated Group)	4.000	03/15/2036	1,234,127
11,500,000	PA Geisinger Authority Health System, Series A7	5.250	06/01/2039	11,905,720
2,150,000	PA GO	4.000	09/15/2031	2,262,424
2,980,000	PA GO	4.000	09/15/2032	3,115,828
4,000,000	PA HEFA (Shippensburg University)	6.250	10/01/2043	4,375,680
1,370,000	PA HEFA (Ursinus College)	5.000	01/01/2027	1,454,077
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2030	3,172,170
20,000,000	PA State Public School Building Authority (Philadelphia School District)	5.000	06/01/2032	22,395,200
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	1,441,665
885,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2022	916,949

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500%		06/15/2032	$2,069,780
8,430,000	Philadelphia, PA Authority for Industrial Devel. (University of the Arts)	5.000		03/15/2045	8,270,673
2,390,000	Philadelphia, PA Gas Works	5.000		10/01/2033	2,691,929
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2036	3,643,728
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625		07/01/2042	5,680,605
785,000	Reading, PA School District	5.000		03/01/2035	876,272
720,000	Reading, PA School District	5.000		03/01/2036	801,979
5,580,000	York, PA GO	7.250		11/15/2041	6,435,358

					151,493,742

Rhode Island—0.1%
44,240,000	Central Falls, RI Detention Facility[2]	7.250		07/15/2035	7,963,200

South Carolina—1.2%
6,417,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750		11/01/2039	6,454,026
12,555,000	Lancaster County, SC School District[7]	4.000		03/01/2036	13,047,226
13,172,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	11,849,268
7,050,507	SC Connector 2000 Assoc. Toll Road, Series B	2.879	[6]	01/01/2020	6,279,745
189,461	SC Connector 2000 Assoc. Toll Road, Series B	6.295	[6]	01/01/2026	111,077
7,995,545	SC Connector 2000 Assoc. Toll Road, Series B	6.619	[6]	01/01/2024	4,716,412
11,170,000	SC Public Service Authority	5.000		12/01/2050	11,959,161
5,070,000	SC Public Service Authority (Santee Cooper)	5.000		12/01/2029	5,404,620
6,465,000	SC Public Service Authority (Santee Cooper)	5.500		12/01/2033	7,187,787

					67,009,322

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment	5.000		12/15/2026	1,383,176

Tennessee—0.6%
1,000,000	Bristol, TN Industrial Devel. Board	5.022	[6]	12/01/2022	811,220
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	8,487,900
6,350,000	Shelby County, TN HE&HFB (Trezevant Manor)[3]	8.000		09/01/2044	6,322,568
15,000,000	TN Energy Acquisition Gas Corp.	4.000	[10]	05/01/2048	15,934,800

					31,556,488

Texas—9.8%
890,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)	5.000		09/01/2037	878,003
1,475,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)	5.250		09/01/2047	1,451,031
1,325,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)	5.000		06/15/2046	1,303,310

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$785,000	Arlington, TX Higher Education Finance Corp. (UMEP)	5.000%		08/15/2053	$745,978
700,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)	7.250		09/01/2045	714,959
250,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	233,897
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	5.000		03/01/2041	—
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	5.400		05/01/2029	—
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	6.300		07/01/2032	—
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	6.750		10/01/2038	—
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	7.700		03/01/2032	—
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,4,11]	7.700		04/01/2033	—
1,925,000	Brushy Creek, TX Regional Utility Authority	4.000		08/01/2030	2,074,861
2,000,000	Brushy Creek, TX Regional Utility Authority	4.000		08/01/2031	2,140,560
2,000,000	Brushy Creek, TX Regional Utility Authority	4.000		08/01/2032	2,124,040
1,755,000	Brushy Creek, TX Regional Utility Authority	4.000		08/01/2033	1,857,299
15,135,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[2]	7.000		11/01/2039	11,720,847
675,000	Celina, TX Special Assessment	5.375		09/01/2028	676,957
400,000	Celina, TX Special Assessment	5.500		09/01/2032	399,572
1,100,000	Celina, TX Special Assessment	5.875		09/01/2040	1,100,638
1,895,000	Celina, TX Special Assessment	6.250		09/01/2045	1,951,585
4,020,000	Celina, TX Special Assessment[3,11]	7.500		09/01/2045	4,348,635
1,000,000	Celina, TX Special Assessment (Sutton Fields II)	7.250		09/01/2045	985,820
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)	5.750		08/15/2041	833,430
1,250,000	Crane, TX Independent School District	5.000		02/15/2030	1,253,275
1,400,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.125		09/01/2028	1,421,126
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.500		09/01/2036	1,521,465
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.750		09/01/2043	2,021,740
2,250,000	Galveston, TX Special Assessment	5.625		09/01/2028	1,908,022
3,700,000	Galveston, TX Special Assessment	6.000		09/01/2038	3,119,137
3,500,000	Galveston, TX Special Assessment	6.125		09/01/2044	2,945,985
10,000,000	Grand Parkway, TX Transportation Corp.[7]	5.000		04/01/2053	10,804,650
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[3]	7.000		12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000		04/01/2028	20,198
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)	7.000		08/15/2028	3,430,303
6,170,000	Harris County-Houston, TX Sports Authority	4.066	[6]	11/15/2034	3,053,595

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$8,250,000	Houston, TX Airport System (United Airlines)	5.000%	07/15/2028	$9,213,600
11,605,000	Houston, TX Airport System (United Airlines)	5.000	07/15/2030	12,604,190
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	489,505
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	427,614
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	515,315
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	770,677
425,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.375	09/01/2028	420,822
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.750	09/01/2038	587,280
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.875	09/01/2044	586,200
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.375	09/15/2035	451,112
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.500	09/15/2040	398,952
8,750,000	Mission, TX EDC (Carbonlite Recycling)	6.500	12/01/2033	8,573,425
13,000,000	Mission, TX EDC (Natgasoline)	5.750	10/01/2031	13,496,210
24,970,000	Mission, TX EDC (Natgasoline)	5.750	10/01/2031	25,923,105
10,000,000	Navasota, TX Independent School District	5.000	02/15/2048	11,070,400
3,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)	4.000	08/15/2033	3,142,170
2,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)	4.000	08/15/2034	2,073,800
3,280,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)	4.000	08/15/2035	3,380,040
4,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)	5.000	08/15/2047	4,455,200
700,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)	5.500	08/15/2046	711,060
1,200,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)	5.500	08/15/2051	1,215,336
2,085,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Jubilee Academic Center)	5.125	08/15/2047	2,061,440
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Legacy Preparatory Charter Academy)	6.000	08/15/2037	1,038,890
11,435,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Legacy Preparatory Charter Academy)	6.000	08/15/2047	11,774,848

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$500,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF-Collegiate Hsg. Denton)	5.000%	07/01/2038	$550,105
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF-Collegiate Hsg. Denton)	5.000	07/01/2048	1,905,488
2,400,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF-Collegiate Hsg. Denton)	5.000	07/01/2058	2,550,288
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2031	388,560
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2046	1,903,808
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2051	1,897,403
400,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.375	11/15/2036	400,940
650,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.500	11/15/2046	651,742
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.500	11/15/2052	996,900
1,375,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)	5.000	04/01/2048	1,396,491
2,315,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio)	5.000	04/01/2048	2,357,295
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500	01/01/2049	1,378,650
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	871,091
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	2,125,968
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150 [10]	01/01/2043	1,635,680
38,000,000	North Central TX HFDC (Children’s Medical Center)[7]	5.750	08/15/2039	39,808,420
655,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)	5.000	08/15/2036	663,161
1,000,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)	5.000	08/15/2046	987,990

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$2,000,000	Red River, TX Educational Finance Corp. (Houston Baptist University)	5.500%	10/01/2046	$2,185,580
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000	11/15/2049	3,474,750
10,000,000	Rockwall, TX Independent School District	5.000	02/15/2046	11,102,600
455,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	6.000	09/15/2046	434,712
1,995,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150	01/01/2043	2,026,222
4,100,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[3,4,11]	6.150	08/01/2022	—
1,800,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[3,4,11]	6.450	06/01/2021	—
3,125,000	San Antonio, TX GO COP	4.000	08/01/2032	3,354,719
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[3,4]	7.500	07/01/2038	6,436,800
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	5.750	11/15/2024	8,118,414
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250	11/15/2029	33,281,666
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)	5.750	11/15/2037	3,726,866
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	6.750	11/15/2047	3,935,470
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	6.750	11/15/2052	2,241,120
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[7]	5.000	12/01/2033	14,140,508
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125	01/01/2046	31,050,677
1,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2031	1,174,540
1,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2032	1,169,220
1,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2033	1,164,810
1,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2034	1,156,920
2,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2035	2,308,620
1,000,000	Trinity River Authority, TX Central Regional Wastewater System	5.000	08/01/2037	1,150,830
2,495,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[3,4,11]	6.250	05/01/2028	—
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[3]	6.500	11/01/2029	346
15,945,000	TX GO	5.000	10/01/2034	18,571,620
5,000,000	TX GO	5.000	10/01/2034	5,823,650
57,760,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	67,279,426
400,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	401,056

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$525,000	TX Student Hsg. Corp. (University of North Texas)	6.750%	07/01/2021	$525,625
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	196,658
2,760,000	TX Water Devel. Board	4.000	10/15/2032	2,952,814
5,000,000	TX Water Devel. Board	4.000	10/15/2033	5,324,000
7,500,000	TX Water Devel. Board	4.000	10/15/2034	7,929,525
50,000,000	TX Water Devel. Board[5]	5.000	10/15/2043	57,698,000
2,057,000	Vintage Township, TX Public Facilities Corp.	7.375	10/01/2038	2,059,818
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,265,095
2,920,000	Wise County, TX (Parket County Junior College District)	7.500	08/15/2025	3,240,090
4,615,000	Wise County, TX (Parket County Junior College District)	7.750	08/15/2028	5,121,542

				561,916,510

Utah—0.5%
220,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	238,236
610,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	641,824
605,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	606,071
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,767,902
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	3,897,903
4,810,000	UT Charter School Finance Authority (Freedom Academy Foundation)	5.250	06/15/2037	4,896,917
6,015,000	UT Charter School Finance Authority (Freedom Academy Foundation)	5.375	06/15/2048	6,116,533
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)	8.250	07/15/2046	6,760,517
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	787,545
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,732,840
825,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	817,756
415,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)	5.000	02/15/2036	422,706
855,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)	5.000	02/15/2046	863,140

				29,549,890

Vermont—0.1%
1,650,000	VT EDA (Casella Waste Systems)	4.625 [10]	04/01/2036	1,653,300

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Vermont (Continued)
$5,990,000	VT Educational & Health Buildings Financing Agency (UVHN/CVMCtr/UVMedC/ CVPHMC/ECHosp Obligated Group)	5.000%	12/01/2046	$6,560,068

				8,213,368

Virginia—0.8%
1,608,000	Celebrate, VA North CDA Special Assessment[2]	6.750	03/01/2034	964,800
4,562,000	Celebrate, VA South CDA Special Assessment[3]	6.250	03/01/2037	1,596,700
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District	5.000	07/01/2046	8,785,760
2,876,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	2,786,528
1,258,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	1,218,864
1,965,000	Lewistown, VA Commerce Center Community Devel. Authority[2]	6.050	03/01/2054	358,613
2,900,000	New Port, VA CDA[3,4]	5.600	09/01/2036	1,319,500
18,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	18,593,752
2,160,000	Richmond, VA Redevel. & Hsg. Authority (American Tobacco Apartments)	5.550	01/01/2037	2,187,259
4,000,000	VA College Building Authority Educational Facilities (21st Century College and Equipment)	5.000	02/01/2032	4,704,880
1,515,000	VA Tobacco Settlement Financing Corp.	5.000	06/01/2047	1,499,850
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[3]	6.375	03/01/2019	48

				44,016,554

Washington—2.2%
750,000	Greater Wenatchee, WA Regional Events Center	5.000	09/01/2027	769,305
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	200,002
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)	6.100	10/01/2031	50,033
2,909,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,918,319
1,500,000	Tes Properties, WA7	5.500	12/01/2029	1,557,244
12,000,000	Tes Properties, WA7	5.625	12/01/2038	12,467,310
21,710,000	WA EDFA (Columbia Pulp I)	7.500	01/01/2032	25,571,775
12,425,000	WA GO	5.000	02/01/2030	14,574,277
14,430,000	WA GO	5.000	02/01/2037	16,720,618
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[7]	6.375	10/01/2036	18,423,356
17,410,000	WA Health Care Facilities Authority (Peacehealth)[7]	5.000	11/01/2028	18,044,595
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2045	1,065,810
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2050	1,802,697

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Washington (Continued)
$10,860,000	WA Kalispel Tribe Indians Priority District	6.750%	01/01/2038	$10,968,491

				125,133,832

West Virginia—0.4%
3,000,000	Brooke County, WV (Bethany College)	6.500	10/01/2031	3,013,170
4,500,000	Brooke County, WV (Bethany College)	6.750	10/01/2037	4,510,215
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	13,572,500
3,435,000	Monongalia County, WV Special District Excise Tax (University Town Center)	5.750	06/01/2043	3,565,152

				24,661,037

Wisconsin—2.7%
3,000,000	WI H&EFA (AE Nursing Centers)	7.250	06/01/2038	3,021,210
750,000	WI H&EFA (Beloit College)	6.125	06/01/2035	812,565
2,015,000	WI H&EFA (Beloit College)	6.125	06/01/2039	2,183,091
6,335,000	WI H&EFA (Wellington Homes)	6.750	09/01/2037	6,342,412
53,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)	6.750	08/01/2031	56,993,550
17,500,000	WI Public Finance Authority (American Dream at Meadowlands Project)	7.000	12/01/2050	20,253,275
2,075,000	WI Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)	5.125	06/01/2048	2,090,604
1,821,047	WI Public Finance Authority (Conference Center & Hotel)	5.360 [6]	01/01/2067	54,049
151,210	WI Public Finance Authority (Conference Center & Hotel)	5.449 [6]	01/01/2066	4,491
7,220,007	WI Public Finance Authority (Conference Center & Hotel)[3]	5.500	07/01/2056	7,185,134
140,331	WI Public Finance Authority (Conference Center & Hotel)	5.542 [6]	01/01/2065	4,169
142,507	WI Public Finance Authority (Conference Center & Hotel)	5.638 [6]	01/01/2064	4,237
145,770	WI Public Finance Authority (Conference Center & Hotel)	5.738 [6]	01/01/2063	4,337
149,034	WI Public Finance Authority (Conference Center & Hotel)	5.841 [6]	01/01/2062	4,437
153,385	WI Public Finance Authority (Conference Center & Hotel)	5.948 [6]	01/01/2061	4,568
155,561	WI Public Finance Authority (Conference Center & Hotel)	6.059 [6]	01/01/2060	4,636
158,824	WI Public Finance Authority (Conference Center & Hotel)	6.175 [6]	01/01/2059	4,736
163,176	WI Public Finance Authority (Conference Center & Hotel)	6.294 [6]	01/01/2058	4,869
167,527	WI Public Finance Authority (Conference Center & Hotel)	6.418 [6]	01/01/2057	5,002

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$151,210	WI Public Finance Authority (Conference Center & Hotel)	6.548%[6]	01/01/2056	$4,518
154,473	WI Public Finance Authority (Conference Center & Hotel)	6.682 [6]	01/01/2055	4,619
157,737	WI Public Finance Authority (Conference Center & Hotel)	6.823 [6]	01/01/2054	4,719
163,176	WI Public Finance Authority (Conference Center & Hotel)	6.969 [6]	01/01/2053	4,886
165,352	WI Public Finance Authority (Conference Center & Hotel)	7.122 [6]	01/01/2052	4,954
127,277	WI Public Finance Authority (Conference Center & Hotel)	7.282 [6]	01/01/2051	3,817
129,453	WI Public Finance Authority (Conference Center & Hotel)	7.449 [6]	01/01/2050	3,885
133,804	WI Public Finance Authority (Conference Center & Hotel)	7.624 [6]	01/01/2049	4,018
135,980	WI Public Finance Authority (Conference Center & Hotel)	7.807 [6]	01/01/2048	4,088
155,561	WI Public Finance Authority (Conference Center & Hotel)	8.000 [6]	01/01/2047	4,679
865,000	WI Public Finance Authority (DHSEP/NMA/CAA/ HCA/HAA/HA/LV/MwA/WA/WHA Obligated Group)	5.000	12/01/2052	844,110
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.000	12/01/2045	5,436,600
3,800,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.150	12/01/2050	3,984,376
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.350	12/01/2052	7,183,752
1,335,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210 [6]	10/01/2042	670,277
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000	10/01/2042	6,679,403
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095 [6]	10/01/2042	41,200
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.000	07/01/2031	674,084
7,000,000	WI Public Finance Authority Charter School (Denver International Airport Great Hall)	5.000	09/30/2049	7,589,960
2,500,000	WI Public Finance Authority Charter School (Envision Science Academy)	5.250	05/01/2046	2,350,175
1,230,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	1,311,451
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	897,297

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)	6.000%	02/01/2045	$1,855,355
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)	6.000	09/01/2045	5,896,620
10,960,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)	5.250	01/01/2052	11,313,350
				155,753,565

U.S. Possessions—10.4%
26,420,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	22,936,643
10,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.000	07/01/2025	10,024
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	9,613,950
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	200,625
25,035,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	20,090,587
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	2,718,187
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	6,249,787
30,945,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	24,833,362
4,630,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	4,606,341
7,260,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	7,109,282
17,750,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	17,041,242
28,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.749 [6]	05/15/2050	2,381,960
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.352 [6]	05/15/2055	7,939,596
2,145,000	Puerto Rico Commonwealth GO, AGC[12]	3.041	07/01/2019	2,158,213
285,000	Puerto Rico Commonwealth GO, AGC[12]	3.061	07/01/2020	286,225
1,500,000	Puerto Rico Commonwealth GO3	5.000	07/01/2024	673,125
5,000,000	Puerto Rico Commonwealth GO3	5.000	07/01/2033	2,243,750
2,550,000	Puerto Rico Commonwealth GO3	5.000	07/01/2033	1,106,062
10,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2034	10,010
1,660,000	Puerto Rico Commonwealth GO3	5.000	07/01/2034	744,925
6,765,000	Puerto Rico Commonwealth GO3	5.000	07/01/2041	2,866,669
700,000	Puerto Rico Commonwealth GO3	5.125	07/01/2031	314,125
2,000,000	Puerto Rico Commonwealth GO3	5.125	07/01/2037	867,500
5,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	5,298
1,920,000	Puerto Rico Commonwealth GO3	5.250	07/01/2026	861,600
2,165,000	Puerto Rico Commonwealth GO3	5.250	07/01/2037	971,544
40,000	Puerto Rico Commonwealth GO3	5.500	07/01/2018	17,950
14,695,000	Puerto Rico Commonwealth GO3	5.500	07/01/2026	6,373,956
3,255,000	Puerto Rico Commonwealth GO3	5.500	07/01/2026	1,411,856
340,000	Puerto Rico Commonwealth GO3	5.500	07/01/2027	147,475
62,180,000	Puerto Rico Commonwealth GO3	5.500	07/01/2039	26,970,575
11,540,000	Puerto Rico Commonwealth GO3	5.750	07/01/2036	5,005,475
1,345,000	Puerto Rico Commonwealth GO, AGC	5.750	07/01/2037	1,356,554
3,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2038	1,353,750
65,250,000	Puerto Rico Commonwealth GO3	5.750	07/01/2041	28,302,187
2,625,000	Puerto Rico Commonwealth GO3	6.000	07/01/2035	1,138,594
1,480,000	Puerto Rico Commonwealth GO3	6.000	07/01/2038	671,550
9,265,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	4,180,831
12,250,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	5,558,437

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$14,550,000	Puerto Rico Commonwealth GO3	6.500%	07/01/2037	$6,602,062
13,000,000	Puerto Rico Commonwealth GO3	6.500	07/01/2040	5,638,750
1,545,000	Puerto Rico Commonwealth GO3	8.000	07/01/2035	656,625
1,501,705	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	619,453
1,501,705	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	619,453
1,629,052	Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	671,984
1,629,051	Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	671,984
543,017	Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	223,316
543,018	Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	223,316
3,100,000	Puerto Rico Electric Power Authority, Series A3	5.000	07/01/2029	1,263,250
7,070,000	Puerto Rico Electric Power Authority, Series A3	5.000	07/01/2042	2,881,025
11,925,000	Puerto Rico Electric Power Authority, Series A3	5.050	07/01/2042	4,859,438
20,375,000	Puerto Rico Electric Power Authority, Series A3	6.750	07/01/2036	8,302,812
10,330,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2033	4,209,475
480,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2040	195,600
9,080,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2043	3,700,100
160,000	Puerto Rico Electric Power Authority, Series A3	7.250	07/01/2030	65,200
40,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2021	16,300
40,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2022	16,300
10,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2023	4,075
4,570,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2026	1,862,275
2,600,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2028	1,059,500
445,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2029	181,338
95,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2030	38,713
310,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2022	126,325
35,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2024	14,263
20,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2025	8,150
285,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2027	116,138
540,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2028	220,050
2,570,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2027	1,047,275
385,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2028	156,888
185,000	Puerto Rico Electric Power Authority, Series DDD[3]	5.000	07/01/2022	75,388
15,000	Puerto Rico Electric Power Authority, Series NN3	5.500	07/01/2020	6,112
170,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2017	68,425
20,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2018	8,150
5,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2020	2,037
55,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2021	22,412
210,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2022	85,575
280,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2023	114,100
15,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2024	6,112
675,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2025	275,062
895,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2026	364,712
1,990,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2027	810,925
7,355,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2032	2,997,162
6,100,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2037	2,485,750
390,000	Puerto Rico Electric Power Authority, Series UU3	0.000 [10]	07/01/2017	156,975
685,000	Puerto Rico Electric Power Authority, Series WW3	5.000	07/01/2028	279,138
185,000	Puerto Rico Electric Power Authority, Series WW3	5.250	07/01/2025	75,388

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$415,000	Puerto Rico Electric Power Authority, Series WW3	5.250%	07/01/2033	$169,113
85,000	Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2022	34,637
390,000	Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2024	158,925
60,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2021	24,450
605,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2038	246,538
10,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2026	4,075
845,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2027	344,338
2,660,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2035	1,083,950
38,430,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2040	15,660,225
18,575,000	Puerto Rico Electric Power Authority, Series XX3	5.750	07/01/2036	7,569,313
190,000	Puerto Rico Electric Power Authority, Series ZZ3	4.625	07/01/2025	77,425
820,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2017	330,050
95,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2021	38,713
850,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2022	346,375
215,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2024	87,613
10,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2026	4,075
515,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2018	209,863
25,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2021	10,188
50,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2022	20,375
380,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2024	154,850
275,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2025	112,063
1,135,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2026	462,513
215,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2023	215,639
45,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2027	45,096
1,360,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	826,200
2,175,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	101,681
250,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2029	245,175
1,035,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2035	628,762
7,895,000	Puerto Rico Highway & Transportation Authority[3]	5.300	07/01/2035	4,796,212
25,000	Puerto Rico Highway & Transportation Authority, AGC	5.500	07/01/2023	27,220
5,000,000	Puerto Rico Highway & Transportation Authority[3]	5.500	07/01/2029	3,037,500
3,250,000	Puerto Rico Highway & Transportation Authority[3]	5.500	07/01/2030	1,974,375
45,000	Puerto Rico Highway & Transportation Authority, AGC	5.750	07/01/2019	45,486
350,000	Puerto Rico Highway & Transportation Authority, FGIC[13]	5.750	07/01/2021	280,000
9,000,000	Puerto Rico Highway & Transportation Authority, AGC	5.750	07/01/2022	9,128,430
605,000	Puerto Rico Highway & Transportation Authority, Series H3	5.450	07/01/2035	122,512
4,715,000	Puerto Rico Highway & Transportation Authority, Series M3	5.000	07/01/2046	954,787
5,000,000	Puerto Rico Infrastructure[2]	5.000	07/01/2031	416,250
3,000,000	Puerto Rico Infrastructure[2]	5.000	07/01/2037	249,750
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)[3]	6.500	10/01/2037	1,478,250

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$25,000	Puerto Rico Infrastructure Financing Authority, AGC	5.000%	07/01/2041	$25,008
2,500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	2,256,250
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.000	07/01/2033	4,103,541
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	280,500
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	92,125
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC	5.250	07/01/2019	25,754
3,870,000	Puerto Rico Public Buildings Authority[2]	5.000	07/01/2032	1,770,525
4,880,000	Puerto Rico Public Buildings Authority[2]	5.000	07/01/2036	2,232,600
150,000	Puerto Rico Public Buildings Authority[2]	5.000	07/01/2037	68,625
100,000	Puerto Rico Public Buildings Authority[2]	5.250	07/01/2023	44,250
1,640,000	Puerto Rico Public Buildings Authority[2]	5.250	07/01/2033	750,300
83,395,000	Puerto Rico Public Buildings Authority[2]	5.250	07/01/2042	36,902,287
260,000	Puerto Rico Public Buildings Authority[2]	5.500	07/01/2023	115,050
200,000	Puerto Rico Public Buildings Authority[2]	5.500	07/01/2037	91,500
5,860,000	Puerto Rico Public Buildings Authority[2]	5.625	07/01/2039	2,680,950
12,845,000	Puerto Rico Public Buildings Authority[3]	5.750	07/01/2022	5,683,912
7,000,000	Puerto Rico Public Buildings Authority[2]	5.875	07/01/2039	3,097,500
8,825,000	Puerto Rico Public Buildings Authority[2]	6.000	07/01/2041	3,927,125
12,000,000	Puerto Rico Public Buildings Authority[2]	6.125	07/01/2023	5,520,000
5,100,000	Puerto Rico Public Buildings Authority[2]	6.250	07/01/2026	2,346,000
4,980,000	Puerto Rico Public Buildings Authority[2]	6.750	07/01/2036	2,290,800
1,515,000	Puerto Rico Public Buildings Authority, Series D2	5.250	07/01/2036	693,112
49,020,000	Puerto Rico Public Finance Corp., Series B2	5.500	08/01/2031	1,348,050
9,500,000	Puerto Rico Sales Tax Financing Corp.[3]	6.900 [1]	08/01/2026	2,755,000
220,000	Puerto Rico Sales Tax Financing Corp. (Build America Bonds)[3]	5.750	08/01/2042	63,800
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A3	0.000 [1]	08/01/2033	10,676,419
1,590,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2019	490,913
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2024	503,263
15,735,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2043	4,858,181
11,885,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.250	08/01/2027	3,669,494
51,045,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.375	08/01/2039	15,760,144
700,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2023	216,125
4,145,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2028	1,279,769
14,720,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2037	4,544,800
47,645,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2042	14,710,394
44,060,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.750	08/01/2037	13,603,525
44,365,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.826 [6]	08/01/2043	9,832,171
46,950,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829 [6]	08/01/2042	11,006,019
17,500,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.830 [6]	08/01/2041	4,348,400
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.125	08/01/2029	694,688
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.375	08/01/2039	926,250

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$44,275,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.500%	08/01/2044	$13,669,906
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A3	7.886 [6]	08/01/2034	761,449
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A3	8.691 [6]	08/01/2035	3,518,106
30,980,000	Puerto Rico Sales Tax Financing Corp., Series A-1[3]	5.250	08/01/2043	9,565,075
330,000	Puerto Rico Sales Tax Financing Corp., Series C3	4.000	08/01/2026	212,850
300,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000	08/01/2035	92,625
135,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000	08/01/2046	87,075
61,720,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250	08/01/2041	19,056,050
3,670,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.375	08/01/2036	1,133,113
5,290,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.375	08/01/2038	1,633,288
10,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.500	08/01/2040	3,087,500
19,555,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750	08/01/2057	12,759,638
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000	08/01/2039	1,543,750
65,695,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000	08/01/2042	20,283,331
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.750 [1]	08/01/2032	3,354,569
50,000	University of Puerto Rico, Series P	5.000	06/01/2021	33,900
100,000	University of Puerto Rico, Series P	5.000	06/01/2022	67,800
5,000,000	University of Puerto Rico, Series P	5.000	06/01/2030	3,390,000
1,025,000	University of Puerto Rico, Series Q	5.000	06/01/2036	694,950
				598,387,764
Total Municipal Bonds and Notes (Cost $7,055,057,301)				6,320,745,854

Corporate Bonds and Notes—0.1%
3,030,000	TX German Pellets Series Secured Note, Series 2016[4,14]	8.000	12/10/2018	2,424,000
2,890,000	TX German Pellets Series Secured Note, Series 2016[4,14]	8.000	12/10/2018	2,312,000
Total Corporate Bonds and Notes (Cost $5,920,000)				4,736,000

Corporate Loans—0.0%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[3,4,14]	9.000 [10]	11/16/2018	502,130
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[3,4,14]	9.000 [10]	11/16/2018	230,143
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[3,4,14]	9.000 [10]	11/16/2018	585,818
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[3,4,14]	9.000 [10]	11/16/2018	292,909
Total Corporate Loans (Cost $19,250,000)				1,611,000

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[14]			400,998

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Shares		Value
Common Stocks (Continued)
2,919	General Motors Co.[14]	$107,244
Total Common Stocks (Cost $54,137)		508,242

Total Investments, at Value (Cost $7,080,281,438)—109.9%		6,327,601,096
Net Other Assets (Liabilities)—(9.9)		(571,074,124)
Net Assets—100.0%		$5,756,526,972

Footnotes to Statement of Investments

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the original acquisition date.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. Security received as the result of issuer reorganization.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

14. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AAD	AHFO-Arbors at Denton
AAHI	AHFO-Arbors at Huntsville I
AAHII	AHFO-Arbors at Huntsville II
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
AHFP	American Housing Foundation Properties
ANSHN	Advocate North Side Health Network
APH	AHFO-Palm House
ASUN	Arizona State University

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AW	AHFO-Westfield
AWHC	AHF-Windover Health Club
BethH	Bethesda Hospital
BHCor	Baptist Health Corbin
BHF	Baptist Health Floyd
BHI	Baptist Homes of Indiana
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlth	Bethesda Health
BHlthL	Baptist Health Lagrange
BHM	Baptist Hospital of Miami
BHMad	Baptist Health Madisonville
BHMG	Baptist Health Group
BHP	Baptist Health Paducah
BHR	Baptist Health Richmond
BHS	Baptist Healthcare System
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAA	Cooks Avenue Affordable
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children’s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CHCC	Community Hospitals of Central California
CHSTX	Children’s Health System of Texas
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
COHF	Collegiate Housing Foundation
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
CVMCtr	Central Vermont Medical Center
CVPHMC	Champlain Valley Physicians Hospital Medical Center
DA	Dormitory Authority
DHSEP	Dogwoood Housing Southeast Portfolio
DrsH	Doctors Hospital
ECHosp	Elizabethtown Community Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
FBA	FFAH Beaumont Avenue
FCHMC	Fresno Community Hospital & Medical Center

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FGIC	Financial Guaranty Insurance Co.
FHlth	Fishermen’s Health
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HA	Heatherwood Affordable
HAA	Hidden Acres Affordable
HCA	Hickory Creek Affordable
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHI	Homestead Hospital
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KCHosp	Kishwaukee Community Hospital
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KPG	Kishwaukee Physician Group
KS	Kishhealth System
KSS	Kuakini Support Services
LCMAS	Little Company of Mary Ancillary Services Corp.
LFHFI	Lake Forest Hospital & Fitness Institute

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

LV	Lakeview Affordable
M-WHOUPMC	Magee-Womens Hospital of UPMC
MarH	Mariners Hospital
MJRH&C	Marian Joy Rehabilitation Hospital & Clinic
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
MwA	Mary Washington Hospital
NMA	New Main Affordable
NPFGC	National Public Finance Guarantee Corp.
NWLFH	Northwestern Lake Forest Hospital
NWMF	Northwestern Medical Faculty Foundation
NWMFF	Northwestern Memorial Foundation
NWMH	Northwestern Memorial Hospital
NWMHlth	Northwestern Memorial Healthcare
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
PacMedC	PacMed Clinic
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PH&SWW	Providence Health & Services - Western Washington
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PSJH	Providence St. Joseph Health
PSJHCtr	Providence St. John’s Health Center
PSJMC	Providence St. Joseph Medical Center
PSSC	Presence Senior Services - Chicagoland

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

RBM	Rocketship Brilliant Minds
RDP	Rocketship Discovery Prep
RE	Rocketship Education
Res Rec	Resource Recovery Facility
REW	Rocketship Education Wisconsin
RLSA	Rocketship Los Suenos Academy
RMS	Rocketship Mateo Sheedy
RNNE	Rocketship Nashville Northeast Elementary
RRCP	Rocketship Redwood City Prep
RSA	Rocketship Spark Academy
RSCP	Rocketship Southside Community Prep
RSSPA	Rocketship Si Se Puede Academy
SE	Swedish Edmonds
SHlthS	Swedish Health Services
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SL2016	Senior Living 2016
SLC	Senior Living Chesteron
SLF	Senior Living Fairfield
SLFW	Senior Living Fort Wayne
SLW	Senior Living Waterville
SMH	South Miami Hospital
TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
UDC	Urban Development Corporation
UMEP	UME Preparatory Academy
UPMC	University of Pittsburgh Medical Center
UPMC-P	UPMC Passavant
UPMC-PS	UPMC Presbyterian Shadyside
UPMC-SM	UPMC St. Margaret
UVHN	University of Vermont Health Network
UVMedC	University of Vermont Medical Center
VOA	Volunteers of America
VWCH	Valley West Community Hospital
WA	Westlake Affordable
WAFMH	W A Foote Memorial Hospital
WHA	Weeden Heights Affordable
WICF	W.I. Cook Foundation
WKBP	West Kendall Baptist Hospital

45        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of

Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$221,939,607	$—	$221,939,607
Alaska	—	19,258,435	—	19,258,435
Arizona	—	91,701,230	—	91,701,230
Arkansas	—	—	3,993,100	3,993,100
California	—	869,333,592	—	869,333,592
Colorado	—	130,297,811	3,514,100	133,811,911
Connecticut	—	64,028,545	—	64,028,545
Delaware	—	7,536,944	—	7,536,944
District of Columbia	—	168,863,737	—	168,863,737
Florida	—	347,616,466	129,614,403	477,230,869
Georgia	—	74,023,899	3,494,400	77,518,299
Hawaii	—	2,295,617	—	2,295,617
Idaho	—	1,096,347	—	1,096,347
Illinois	—	361,226,520	6,391,600	367,618,120
Indiana	—	101,660,769	—	101,660,769
Iowa	—	3,777,741	—	3,777,741
Kansas	—	—	1,905,874	1,905,874
Kentucky	—	31,392,849	—	31,392,849
Louisiana	—	13,043,897	—	13,043,897
Maine	—	21,236,193	—	21,236,193
Maryland	—	3,287,463	—	3,287,463
Massachusetts	—	71,866,651	—	71,866,651
Michigan	—	142,899,159	—	142,899,159
Minnesota	—	36,568,673	—	36,568,673
Mississippi	—	24,395,103	—	24,395,103
Missouri	—	45,997,579	1,066,300	47,063,879
Montana	—	771,550	—	771,550
Nebraska	—	35,362,403	—	35,362,403
Nevada	—	27,818,306	—	27,818,306
New Hampshire	—	8,388,858	—	8,388,858

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
New Jersey	$—	$173,682,266	$—	$173,682,266
New Mexico	—	11,141,244	—	11,141,244
New York	—	756,093,383	—	756,093,383
North Carolina	—	18,635,034	—	18,635,034
Ohio	—	447,022,288	—	447,022,288
Oklahoma	—	24,388,156	—	24,388,156
Oregon	—	5,079,314	—	5,079,314
Pennsylvania	—	151,493,742	—	151,493,742
Rhode Island	—	7,963,200	—	7,963,200
South Carolina	—	67,009,322	—	67,009,322
South Dakota	—	1,383,176	—	1,383,176
Tennessee	—	31,556,488	—	31,556,488
Texas	—	555,479,710	6,436,800	561,916,510
Utah	—	29,549,890	—	29,549,890
Vermont	—	8,213,368	—	8,213,368
Virginia	—	42,697,054	1,319,500	44,016,554
Washington	—	125,133,832	—	125,133,832
West Virginia	—	24,661,037	—	24,661,037
Wisconsin	—	155,753,565	—	155,753,565
U.S. Possessions	—	598,387,764	—	598,387,764
Corporate Bonds and Notes	—	—	4,736,000	4,736,000
Corporate Loans	—	—	1,611,000	1,611,000
Common Stocks	508,242	—	—	508,242

Total Assets	$508,242	$6,163,009,777	$164,083,077	$6,327,601,096

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$198,875	$—	$—	$(198,875)
Arizona	4,102,307	—	—	(4,102,307)
California	20	—	—	(20)
Colorado	—	(417,759)	417,759	—

49 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Florida	$48	$(102,292,807)	102,292,807	(48)
Georgia	—	(6,717,178)	6,717,178	—
Illinois	1,380,211	—	—	(1,380,211)
Iowa	107,300	—	—	(107,300)
Kansas	—	(1,360,756)	1,360,756	—
Maryland	807,409	—	—	(807,409)
Missouri	—	(1,215,413)	1,215,413	—
Montana	1,184,923	—	—	(1,184,923)
South Carolina	13,521,799	—	—	(13,521,799)
Texas	458	(7,607,493)	7,607,493	(458)
Virginia	24	(1,448,521)	1,448,521	(24)
Wisconsin	37,800	—	—	(37,800)

Total Assets	$21,341,174	$(121,059,927)	$121,059,927	$(21,341,174)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

**Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender

50 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the

51 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $237,775,000.

52 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi annual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semi annual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semi annual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $919,287,196 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $612,185,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	13.001%	6/1/38	$3,083,068
5,000,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	9.270	11/1/35	6,250,900
6,040,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	9.270	11/1/34	7,612,152
4,195,000	CA GO Tender Option Bond Series 2017-XF0600 Trust	9.206	11/1/33	5,472,126
3,750,000	CA Health Facilities Financing Authority (PSJH/ PH&S/PH&SW/PHSSC/LCMAS/PSJHCtr/PSJMC/ PH&SO/PH&SWW/SHlthS/SE/PacMedC Obligated Group) Tender Option Bond Series 2016-XF0330 Trust	15.953	7/1/39	4,418,325
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	16.090	7/1/39	4,522,686
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium for Regenerative Medicine) Tender Option Bond Series 2016-XF0335 Trust	7.820	5/15/40	5,631,700
8,640,000	CA State University Tender Option Bond Series 2017-XF0554 Trust	10.516	11/1/47	12,393,302
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF0239 Trust	7.749	7/1/36	8,407,306
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	16.578	11/1/23	4,398,676
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	17.221	11/1/48	4,990,562

53 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	12.950%	6/15/29	$8,281,946
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	13.870	6/15/37	3,975,221
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	13.610	6/15/29	779,423
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	13.980	6/1/39	3,280,720
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	7.713	4/1/53	5,804,650
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	14.990	4/1/44	5,637,150
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	14.480	4/1/44	4,878,523
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	14.490	4/1/44	3,087,782
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	14.490	4/1/44	2,807,075
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	14.490	4/1/44	2,470,820
1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	14.490	4/1/44	1,409,562
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	14.990	11/1/39	3,762,687
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	14.490	11/1/39	1,495,900
3,500,000	KY EDFA (BHS/BHP/BHL/BHCor/BHLex/BHlthL Obligated Group) Tender Option Bond Series 2015-XF2011 Trust[3]	13.703	8/15/24	3,624,425
3,140,000	Lancaster County, SC School District Tender Option Bond Series 2018-XF2528 Trust[3]	9.008	3/1/36	3,632,226

54 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	13.030%	7/1/34	$1,349,325
7,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2017-XF0556 Trust	10.516	7/1/35	10,373,860
3,540,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	8.457	12/1/42	3,659,440
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	13.918	2/1/27	2,749,700
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	12.906	2/1/27	2,726,900
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	14.423	2/1/34	13,775,125
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	15.640	11/15/23	3,325,650
1,995,000	NJ Educational Facilities Authority (Princeton University) Tender Option Bonds Series 2017- XF0601 Trust	9.202	7/1/38	2,530,777
1,000,000	NJ Educational Facilities Authority (Princeton University) Tender Option Bonds Series 2017- XF0601 Trust	9.206	7/1/39	1,258,720
1,380,000	NJ Educational Facilities Authority (Princeton University) Tender Option Bonds Series 2017- XF0601 Trust	9.200	7/1/37	1,768,760
1,250,000	NJ Educational Facilities Authority (Princeton University) Tender Option Bonds Series 2017- XF0601 Trust	9.206	7/1/40	1,565,213
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	16.227	8/15/39	11,308,420
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	16.276	6/15/40	3,299,519
25,000,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2472 Trust[3]	10.493	5/1/42	35,105,500
3,750,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2018 XF-2529 Trust	9.304	8/1/41	4,174,200
3,335,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF0555 Trust	10.492	2/15/37	4,697,948
18,695,000	NYS Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	8.030	1/15/44	20,374,746
2,760,000	Port Authority NY/NJ, 200th Series Tender Option Bond Series 2017-XF2487 Trust	13.287	4/15/57	4,060,346
3,250,000	Port Authority NY/NJ, 205th Series Tender Option Bond Series 2017-XF2489 Trust	13.258	5/15/57	4,864,178
2,500,000	Port Authority NY/NJ, 206th Series Tender Option Bond Series 2017-XF2488 Trust	13.138	11/15/47	3,638,500
6,755,000	Riverside County, CA Transportation Commission Tender Option Bond Series 2017-XF2520 Trust	9.040	6/1/36	8,160,648

55 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,500,000	South Miami, FL Health Facilities Authority (BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/ BOS/FHlth/BHlth/BethH Obligated Group) Tender Option Bond Series 2018-XF2530 Trust	9.087%	8/15/36	$3,727,710
1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015-XF2057 Trust[3]	15.482	11/15/29	2,168,414
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015-XF2057-2 Trust[3]	17.513	11/15/29	8,831,666
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	7.660	12/1/33	7,390,508
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	14.840	12/1/29	432,244
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	15.350	12/1/38	3,467,310
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	7.460	11/1/28	9,339,595
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	17.505	10/1/36	4,868,361

				$307,102,196

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi annual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semi annual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $612,185,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations,

56 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$83,363,325
Sold securities	22,916,087

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets

57 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,140,895,592
Market Value	$568,991,873
Market Value as % of Net Assets	9.88%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $3,494,400, representing 0.06% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $2,902,813 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

58 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

59 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018